UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	January 31, 2015

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA—55.5%
Basic Materials — 55.5%
Alexco Resource *	1,394,438	$739,052
AuRico Gold (A)	2,716,177	10,701,737
Bear Creek Mining * (A)	1,689,333	2,131,735
Endeavour Silver * (A)	2,181,559	5,977,472
First Majestic Silver * (A)	132,000	817,225
Fortuna Silver Mines * (A)	2,089,276	10,150,195
MAG Silver *	1,228,691	9,166,035
Pan American Silver	914,595	10,664,178
Primero Mining * (A)	2,164,836	8,707,491
Silver Standard Resources * (A)	1,735,288	10,706,727
Silver Wheaton	1,255,460	28,837,916
Silvercorp Metals	3,598,826	4,750,450
SilverCrest Mines * (A)	2,493,960	3,324,100
Tahoe Resources	459,542	6,284,521
TOTAL CANADA		112,958,834
MEXICO—16.3%
Basic Materials — 16.3%
Fresnillo	748,439	10,105,534
Industrias Penoles	1,150,272	22,953,968
TOTAL MEXICO		33,059,502
PERU—2.4%
Basic Materials — 2.4%
Hochschild Mining	3,650,323	4,961,615
UNITED KINGDOM— 5.6%
Basic Materials — 5.6%
Polymetal International	1,272,448	11,418,817
UNITED STATES— 20.1%
Basic Materials — 20.1%
Coeur d'Alene Mines * (A)	2,018,299	12,715,284
First Majestic Silver * (A)	1,212,997	7,508,451
Great Panther Silver *	3,009,225	2,124,513
Hecla Mining (A)	4,037,379	13,282,977
McEwen Mining * (A)	4,197,567	5,246,959
TOTAL UNITED STATES		40,878,184
TOTAL COMMON STOCK
(Cost $310,778,044)		203,276,952

Schedule of Investments (Unaudited)	January 31, 2015

Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 13.9%

Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $26,000,108 (collateralized by U.S. Treasury Obligations, ranging in par value $10 - $15,300,021, 0.250% – 3.250%, 02/28/15 – 11/15/24 with a total market value of $26,520,007)(B)
(Cost $26,000,000)	$26,000,000	$26,000,000

Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $2,279,208 (collateralized by U.S. Treasury Notes, par value $2,320,833,
0.625%, 05/31/17 with a total market value of $2,314,010)(B)
(Cost $2,279,200)	2,279,200	2,279,200
TOTAL REPURCHASE AGREEMENTS
(Cost $28,279,200)		28,279,200

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $101,207)	101,207	101,207
TOTAL INVESTMENTS — 113.8%
(Cost $339,158,451) ††		$231,657,359

Percentages are based on Net Assets of $203,486,832.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $26,033,332.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $28,279,200.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $339,158,451, and the unrealized appreciation and depreciation were $2,155,799 and $(109,656,891), respectively.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$203,276,952	$—	$—	$203,276,952
Repurchase Agreement	—	28,279,200	—	28,279,200
Time Deposit	—	101,207	—	101,207
Total Investments in Securities	$203,276,952	$28,380,407	$—	$231,657,359

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Gold Explorers ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — 99.6%
AUSTRALIA—3.6%
Basic Materials — 3.6%
Gryphon Minerals *	20,544,009	$1,215,896
CANADA—96.0%
Basic Materials — 96.0%
Asanko Gold * (A)	961,616	1,516,804
Atac Resources *	2,935,281	1,689,937
Chesapeake Gold *	860,772	1,608,920
Continental Gold * (A)	773,484	1,293,258
Exeter Resource *	2,955,091	1,669,626
Gold Canyon Resources *	15,756,219	1,988,245
Guyana Goldfields * (A)	689,600	1,609,855
International Tower Hill Mines *	3,042,315	1,528,155
Kaminak Gold, Cl A *	2,212,086	1,831,847
Lydian International, Cl A * (A)	3,459,119	1,500,466
Newstrike Capital *	1,944,631	1,410,987
Novagold Resources *	510,191	1,903,012
Paramount Gold and Silver * (A)	1,466,556	1,847,861
Pretium Resources *	250,382	1,684,418
Probe Mines *	595,600	2,531,870
Rubicon Minerals *	1,333,401	1,506,743
Rubicon Minerals *	173,985	203,082
Sabina Gold & Silver * (A)	4,751,524	1,555,174
Seabridge Gold *	204,669	1,887,048
Torex Gold Resources * (A)	1,452,550	1,661,104
TOTAL CANADA		32,428,412
TOTAL COMMON STOCK
(Cost $54,551,944)		33,644,308

REPURCHASE AGREEMENT — 7.1%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $2,417,719 (collateralized by U.S. Treasury Notes, par value $2,461,875,
0.625%, 05/31/17 with a total market value of $2,454,637)(B)
(Cost $2,417,711)	$2,417,711	2,417,711
TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 02/02/15	79,262	79,262
0.100%, 02/02/15, CAD	63,191	49,837
TOTAL TIME DEPOSITS
(Cost $129,099)		129,099
TOTAL INVESTMENTS — 109.2%
(Cost $57,098,754) ††		$36,191,118

Percentages are based on Net Assets of $33,767,420.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Gold Explorers ETF

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $1,996,320.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of January 31, 2015 was $2,417,711.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $57,098,754, and the unrealized appreciation and depreciation were $423,423 and $(21,331,059), respectively.

CAD — Canadian Dollar

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,644,308	$—	$—	$33,644,308
Repurchase Agreement	—	2,417,711	—	2,417,711
Time Deposits	—	129,099	—	129,099
Total Investments in Securities	$33,644,308	$2,546,810	$—	$36,191,118

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA—16.5%
Basic Materials — 16.5%
Cudeco *(A)	465,147	$510,749
OZ Minerals	344,649	1,038,690
PanAust	779,677	734,679
Sandfire Resources	247,246	822,157
TOTAL AUSTRALIA		3,106,275
CANADA—38.7%
Basic Materials — 38.7%
Capstone Mining *	652,040	596,527
Copper Mountain Mining *	12,300	9,508
Copper Mountain Mining * ^	374,957	292,762
First Quantum Minerals	73,164	668,773
HudBay Minerals, Cl B	162,091	1,182,493
Imperial Metals * (B)	150,008	1,058,852
Lundin Mining *	264,477	942,810
Taseko Mines *	651,317	488,487
Teck Resources, Cl B	77,873	1,010,301
Turquoise Hill Resources *	360,975	1,039,608
TOTAL CANADA		7,290,121
CHINA—6.2%
Basic Materials — 6.2%
Jiangxi Copper, Cl H	716,514	1,169,954
MEXICO—5.1%
Basic Materials — 5.1%
Grupo Mexico, Cl B	368,114	971,607
PERU—6.0%
Basic Materials — 6.0%
Southern Copper (B)	41,596	1,134,739
POLAND—4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	31,199	885,791
SWITZERLAND—4.6%
Basic Materials — 4.6%
Glencore Xstrata	230,870	863,049
TURKEY—1.5%
Basic Materials — 1.5%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	166,131	279,252
UNITED KINGDOM— 13.1%
Basic Materials — 13.1%
Antofagasta	108,643	1,060,616

Schedule of Investments (Unaudited)	January 31, 2015

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
KAZ Minerals	293,987	$886,615
Vedanta Resources	94,177	528,156
TOTAL UNITED KINGDOM		2,475,387
UNITED STATES— 3.5%
Basic Materials — 3.5%
Freeport-McMoRan Copper & Gold	39,364	661,709
TOTAL COMMON STOCK
(Cost $34,841,563)		18,837,884

REPURCHASE AGREEMENT — 6.9%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $1,293,840 (collateralized by U.S. Treasury Notes, par value $1,317,470, 0.675%, 05/31/17 with a total market value of $1,313,597)(C)
(Cost $1,293,836)	$1,293,836	1,293,836
TOTAL INVESTMENTS — 106.8%
(Cost $36,135,399) ††		$20,131,720

Percentages are based on Net Assets of $18,858,598.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015 was $510,749 and represents 2.7% of Net Assets.
(B)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $1,238,880.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of January 31, 2015 was $1,293,836.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $36,135,399, and the unrealized appreciation and depreciation were $0 and $(16,003,679), respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,327,135	$510,749	$—	$18,837,884
Repurchase Agreement	—	1,293,836	—	1,293,836
Total Investments in Securities	$18,327,135	$1,804,585	$—	$20,131,720

For the period ended January 31, 2015, the transfer into Level 2 was due to a trading halt in the shares of the affected company.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA—16.9%
Basic Materials — 16.9%
Bannerman Resources *	23,927,663	$1,006,217
Berkeley Resources *	11,670,958	2,135,857
Energy Resources of Australia *	10,798,462	10,974,132
Greenland Minerals & Energy * (A)	51,296,979	2,796,325
Paladin Energy * (A)	37,238,220	11,019,713
Silex Systems * (A)	11,504,816	4,703,669
TOTAL AUSTRALIA		32,635,913
CANADA—63.5%
Basic Materials — 63.5%
Cameco	3,030,605	42,736,084
Denison Mines * (A)	26,476,313	22,760,504
Energy Fuels * (A)	1,635,380	7,442,046
Fission 3.0 *	13,925,987	933,561
Fission Uranium *	11,459,579	10,303,183
Laramide Resources *	7,151,582	1,720,283
Mega Uranium *	25,320,954	2,396,399
Uex * (A)	18,298,505	3,824,365
Uranium Participation * (A)	7,112,991	30,517,505
TOTAL CANADA		122,633,930
FRANCE—3.1%
Utilities — 3.1%
Areva *	553,456	6,118,076
UNITED STATES— 16.4%
Basic Materials — 16.4%
Centrus Energy, Cl A * (A)	43,788	176,028
Uranerz Energy * (A)	8,204,107	9,024,518
Uranium Energy * (A)	7,904,222	10,038,362
Uranium Resources * (A)	2,539,612	4,533,207
Ur-Energy * (A)	10,373,295	7,874,368
TOTAL UNITED STATES		31,646,483
TOTAL COMMON STOCK
(Cost $309,737,625)		193,034,402

Schedule of Investments (Unaudited)	January 31, 2015

Global X Uranium ETF

	Number of Warrants/Face Amount(1)	Value
WARRANT — 0.0%
AUSTRALIA — 0.0%
Greenland Minerals & Energy, Expires 06/30/16*
(Cost $—)	655,000	$7,142

REPURCHASE AGREEMENTS — 13.6%
Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $23,000,096 (collateralized by U.S. Treasury Obligations, ranging in par value $75 - $2,273,130, 0.250% - 3.250%, 02/28/15 - 11/15/24 with a total market value of $23,460,006)(B)
(Cost $23,000,000)	23,000,000	23,000,000
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $3,236,210 (collateralized by U.S. Treasury Notes, par value $3,295,314, 3.125%, 10/31/16 with a total market value of $3,285,625)(B)
(Cost $3,236,199)	3,236,199	3,236,199
TOTAL REPURCHASE AGREEMENTS
(Cost $26,236,199)		26,236,199

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.005%, 02/02/15	82,011	82,011
0.110%, 11/03/14, EUR	22	25
TOTAL TIME DEPOSITS
(Cost $82,036)		82,036

TOTAL INVESTMENTS — 113.5%
(Cost $336,055,860) ††		$219,359,779

Percentages are based on Net Assets of $193,185,253.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $22,628,385.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $26,236,199.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $336,055,860, and the unrealized appreciation and depreciation were $7,141 and $(116,703,222), respectively.

Cl — Class

EUR — Euro

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Uranium ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$193,034,402	$—	$—	$193,034,402
Warrant	—	7,142	—	7,142
Repurchase Agreements	—	26,236,199	—	26,236,199
Time Deposits	—	82,036	—	82,036
Total Investments in Securities	$193,034,402	$26,325,377	$—	$219,359,779

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA—2.4%
Basic Materials — 2.4%
Galaxy Resources *	4,438,272	$86,407
Orocobre *	407,054	928,790
TOTAL AUSTRALIA		1,015,197
CANADA—0.8%
Basic Materials — 0.8%
Avalon Rare Metals * (A)	498,107	80,533
Western Lithium USA * (A)	609,881	259,739
TOTAL CANADA		340,272
CHILE—10.2%
Basic Materials — 10.2%
Sociedad Quimica y Minera de Chile ADR	182,311	4,349,941
CHINA—2.9%
Industrials — 2.9%
BYD, Cl H	335,400	1,226,385
FRANCE—6.3%
Industrials — 6.3%
Blue Solutions *	16,966	506,585
Saft Groupe	67,734	2,169,212
TOTAL FRANCE		2,675,797
HONG KONG— 6.2%
Consumer Goods — 5.1%
FDG Electric Vehicles *	38,313,100	2,174,256
Industrials — 1.1%
Coslight Technology International Group *	745,073	456,460
TOTAL HONG KONG		2,630,716
JAPAN—10.1%
Industrials — 10.1%
GS Yuasa	440,894	2,008,073
Panasonic	199,000	2,290,452
TOTAL JAPAN		4,298,525
SOUTH KOREA— 10.1%
Basic Materials — 4.2%
LG Chemical	9,992	1,813,654
Industrials — 5.9%
Samsung SDI	21,283	2,510,522
TOTAL SOUTH KOREA		4,324,176

Schedule of Investments (Unaudited)	January 31, 2015

Global X Lithium ETF

	Shares/ Number of Rights/Face Amount	Value
COMMON STOCK — continued
TAIWAN—10.9%
Industrials — 10.9%
Advanced Lithium Electrochemistry Cayman *	511,700	$594,292
Changs Ascending Enterprise *	201,717	261,800
Dynapack International Technology	688,600	1,573,269
Simplo Technology	445,300	2,204,350
TOTAL TAIWAN		4,633,711
UNITED STATES— 40.1%
Basic Materials — 29.6%
Albemarle	96,683	4,665,922
Avalon Rare Metals * (A)	166,543	28,312
FMC	137,032	7,879,340
		12,573,574
Consumer Goods — 4.4%
Tesla Motors * (A)	9,268	1,886,965
Industrials — 6.1%
Johnson Controls	51,758	2,405,194
Ultralife *	60,207	201,693
		2,606,887
TOTAL UNITED STATES		17,067,426
TOTAL COMMON STOCK
(Cost $48,960,645)		42,562,146

RIGHTS — 0.0%
Taiwan — 0.0%
Advance Lithium Electrochemistry Co., 02/28/15*(D,E)
(Cost $— )	64,830	9,463

U.S. TREASURY OBLIGATION — 7.0%
United States Treasury Bills
0.001%, 02/26/15(C)
(Cost $2,999,998)	$3,000,000	2,999,985

REPURCHASE AGREEMENTS — 2.4%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $1,107,407 (collateralized by U.S. Treasury Notes, par value $1,127,632, 3.125%, 10/31/16 with a total market value of $1,124,316)(B)
(Cost $1,107,403)	1,107,403	1,107,403

TOTAL INVESTMENTS — 107.0%
(Cost $53,068,046) ††		$46,678,997

Percentages are based on Net Assets of $42,581,025.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Lithium ETF

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $53,068,046, and the unrealized appreciation and depreciation were $2,952,898 and $(9,341,947), respectively.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $1,189,474.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of January 31, 2015 was $1,107,403.

(C)  The rate reported on the Schedule of Investments is effective yield at time of purchase.

(D)	Security considered illiquid. The total value of such security as of January 31, 2015 was $9,463 and represented 0.2% of Net Assets.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015 was $9,463 and represents 0.2% of Net Assets..

ADR — American Depositary Receipt

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,562,146	$—	$—	$42,562,146
U.S. Treasury Obligation	—	2,999,985	—	2,999,985
Right	—	9463	—	9,463
Repurchase Agreement	—	1,107,403	—	1,107,403
Total Investments in Securities	$42,562,146	$4,116,851	$—	$46,678,997

For the period ended January 31, 2015, the transfers out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

Investments in
Common Stock

Beginning Balance as of October 31, 2014	$2,701,427
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	(2,701,427)
Ending Balance as of January 31, 2015	$-

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA—9.8%
Basic Materials — 9.8%
Incitec Pivot	270,729	$761,097
Nufarm	168,475	746,527
TOTAL AUSTRALIA		1,507,624
CANADA—9.7%
Basic Materials — 9.7%
Agrium	282	30,152
Agrium ^	6,809	726,180
Potash Corp of Saskatchewan	20,365	744,137
TOTAL CANADA		1,500,469
CHILE—4.5%
Basic Materials — 4.5%
Sociedad Quimica y Minera de Chile ADR	28,977	691,391
CHINA—8.7%
Basic Materials — 8.7%
China BlueChemical	2,236,416	778,802
Sinofert Holdings	3,079,585	564,015
TOTAL CHINA		1,342,817
GERMANY—5.0%
Basic Materials — 5.0%
K+S	24,365	769,852
ISRAEL—9.0%
Basic Materials — 7.9%
Israel Chemicals	102,771	740,295
The Israel Corp	1,471	478,100
		1,218,395
Financials — 1.1%
Kenon Holdings *	9,877	167,705
TOTAL ISRAEL		1,386,100
NETHERLANDS—4.7%
Industrials — 4.7%
OCI *	20,655	729,196
NORWAY—5.1%
Basic Materials — 5.1%
Yara International	15,029	780,876
RUSSIA—3.3%
Basic Materials — 3.3%
Uralkali GDR	41,169	512,554

Schedule of Investments (Unaudited)	January 31, 2015

Global X Fertilizers/Potash ETF

	Shares/Face Amount(1)	Value
SOUTH KOREA— 1.8%
Basic Materials — 1.8%
Namhae Chemical *	35,108	$284,113
SWITZERLAND—4.6%
Basic Materials — 4.6%
Syngenta	2,198	714,789
TAIWAN—4.9%
Basic Materials — 4.9%
Taiwan Fertilizer	429,982	750,441
TURKEY—4.7%
Basic Materials — 4.7%
Bagfas Bandirma Gubre Fabrik	76,455	452,934
Gubre Fabrikalari	121,588	278,155
TOTAL TURKEY		731,089
UNITED STATES— 24.1%
Basic Materials — 24.1%
CF Industries Holdings	2,673	816,281
Intrepid Potash *	51,050	679,475
Mosaic	15,408	750,216
Scotts Miracle-Gro, Cl A	12,080	766,234
Terra Nitrogen	5,872	714,388
TOTAL UNITED STATES		3,726,594
TOTAL COMMON STOCK
(Cost $20,556,377)		15,427,905

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.100%, 02/02/15 CAD
(Cost $6)	8	6
TOTAL INVESTMENTS — 99.9%
(Cost $20,556,383) ††		$15,427,911

Percentages are based on Net Assets of $15,441,368.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
^	Traded on U.S. stock exchange.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $20,556,383, and the unrealized appreciation and depreciation were $847,628 and $(5,976,100), respectively.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2015

Global X Fertilizers/Potash ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,427,905	$—	$—	$15,427,905
Time Deposit	—	6	—	6
Total Investments in Securities	$15,427,905	$6	$—	$15,427,911

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA—13.6%
Basic Materials — 13.6%
Arrium	181,307	$28,945
Beadell Resources *	54,977	12,202
Evolution Mining	28,672	20,095
Independence Group	14,966	57,691
Jacana Minerals * (A)(B)	2,200	151
Mineral Resources	9,140	47,974
Mount Gibson Iron	37,869	6,340
Northern Star Resources	32,359	45,233
OceanaGold *	15,670	32,582
OZ Minerals	18,300	55,152
Paladin Energy *	71,205	21,071
PanAust	30,189	28,447
Regis Resources *	20,000	29,515
Sandfire Resources	6,613	21,990
Sirius Resources *	20,600	40,266
Syrah Resources *	6,336	17,763
Western Areas	12,740	39,883
Whitehaven Coal *	32,400	31,287
TOTAL AUSTRALIA		536,587
BELGIUM—1.6%
Basic Materials — 1.6%
Nyrstar	16,507	62,010
BERMUDA—1.7%
Basic Materials — 1.7%
Petra Diamonds *	28,710	66,146
BRAZIL—0.0%
Basic Materials — 0.0%
MMX Mineracao e Metalicos *	25	6
CANADA—43.1%
Basic Materials — 43.1%
African Barrick Gold	9,300	39,375
Alamos Gold	8,201	43,853
Argonaut Gold *	9,714	19,000
Asanko Gold *	10,000	15,773
AuRico Gold	16,171	63,714
B2Gold *	57,459	113,291
Capstone Mining *	22,067	20,188
Centerra Gold	10,326	62,056
China Gold International Resources *	15,611	26,717
Continental Gold *	7,831	13,093
Denison Mines *	28,871	24,819

Schedule of Investments (Unaudited)	January 31, 2015

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Detour Gold *	10,140	$103,963
Dominion Diamond *	5,184	86,308
Dundee Precious Metals *	6,670	18,832
Endeavour Silver *	6,503	17,818
Fission Uranium *	23,116	20,783
Fortuna Silver Mines *	8,328	40,459
HudBay Minerals, Cl B	15,179	110,734
IAMGOLD *	18,948	50,591
IAMGOLD *^	5,313	14,247
Ivanhoe Mines, Cl A *	33,323	19,974
Lake Shore Gold *	28,119	25,281
MAG Silver *	3,668	27,251
Nevsun Resources	9,962	34,469
Nevsun Resources ^	2,788	9,653
Novagold Resources *	15,018	56,017
Osisko Gold Royalties	3,400	45,827
Pan American Silver	9,680	112,869
Premier Gold Mines *	9,951	16,089
Primero Mining *	10,408	41,864
Rio Alto Mining *	20,707	59,282
Romarco Minerals *	46,500	20,904
Rubicon Minerals *	3,930	4,587
Rubicon Minerals ^ *	19,943	22,536
Sandstorm Gold *	5,969	24,115
Sandstorm Gold *	1,240	5,007
Seabridge Gold *	2,611	24,073
SEMAFO *	18,059	63,380
Sherritt International	18,286	30,862
Silver Standard Resources *	5,228	32,257
Silvercorp Metals	10,669	14,083
Thompson Creek Metals *	12,904	16,517
Torex Gold Resources *	50,897	58,205
Virginia Mines *	2,000	24,749
TOTAL CANADA		1,695,465
CHINA—0.8%
Basic Materials — 0.8%
Zhaojin Mining Industry	52,900	31,863
EGYPT—1.7%
Basic Materials — 1.7%
Centamin	66,462	66,779
HONG KONG— 2.0%
Basic Materials — 1.1%
China Precious Metal Resources Holdings *	256,900	22,531

Schedule of Investments (Unaudited)	January 31, 2015

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
North Mining Shares, Cl C *	460,500	$19,897
		42,428
Energy — 0.9%
Shougang Fushan Resources Group	181,336	37,421
TOTAL HONG KONG		79,849
INDONESIA—2.7%
Basic Materials — 2.7%
Aneka Tambang Persero	216,068	18,166
Bumi Resources *	1,976,700	15,760
Indo Tambangraya Megah	25,700	33,983
Tambang Batubara Bukit Asam Persero	43,900	39,421
TOTAL INDONESIA		107,330
JAPAN—2.3%
Basic Materials — 2.3%
Pacific Metals	9,065	24,695
Toho Zinc	8,247	26,188
UACJ	15,862	39,430
TOTAL JAPAN		90,313
MONGOLIA—0.3%
Basic Materials — 0.3%
Mongolian Mining *	277,300	10,730
PERU—0.4%
Basic Materials — 0.4%
Hochschild Mining	10,800	14,680
POLAND—0.5%
Basic Materials — 0.5%
Jastrzebska Spolka Weglowa	3,400	19,425
RUSSIA—0.1%
Basic Materials — 0.1%
Raspadskaya *	9,217	3,955
SOUTH AFRICA— 6.5%
Basic Materials — 6.5%
Assore	1,600	22,210
Harmony Gold Mining ADR	14,502	44,956
Northam Platinum *	15,217	50,697
Sibanye Gold ADR	12,506	139,317
TOTAL SOUTH AFRICA		257,180

Schedule of Investments (Unaudited)	January 31, 2015

Global X Junior Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
THAILAND—2.2%
Basic Materials — 2.2%
Banpu	116,700	$86,643
TURKEY—0.6%
Basic Materials — 0.6%
Koza Altin Isletmeleri	2,260	17,929
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	3,200	5,379
TOTAL TURKEY		23,308
UNITED KINGDOM— 3.0%
Basic Materials — 3.0%
African Minerals * (A)(B)	17,933	1,885
Ferrexpo	18,815	14,129
KAZ Minerals	23,600	71,174
Vedanta Resources	5,200	29,162
TOTAL UNITED KINGDOM		116,350
UNITED STATES— 16.8%
Basic Materials — 16.8%
Alacer Gold	18,626	43,776
Alpha Natural Resources *	13,969	14,528
Arch Coal	13,625	12,634
Century Aluminum *	3,321	76,748
Cloud Peak Energy *	3,906	26,522
Coeur d'Alene Mines *	6,656	41,933
First Majestic Silver *	7,320	45,311
Hecla Mining	23,694	77,953
Lonmin	26,600	65,279
McEwen Mining *	12,554	15,693
RTI International Metals *	1,958	43,663
Stillwater Mining *	7,673	104,890
SunCoke Energy	4,140	62,514
Westmoreland Coal *	1,044	27,228
TOTAL UNITED STATES		658,672
TOTAL COMMON STOCK
(Cost $5,404,297)		3,927,291

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.005%, 02/02/15
(Cost $2,790)	$2,790	2,790
TOTAL INVESTMENTS — 100.0%
(Cost $5,407,087) ††		$3,930,081
Percentages are based on Net Assets of $3,930,411.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Junior Miners ETF

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $2,036 and represents 0.1% of net assets.
(B)	Security considered illiquid. The total value of such security as of January 31, 2015 was $2,036 and represented 0.1% of Net Assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $5,407,087, and the unrealized appreciation and depreciation were $191,554 and $(1,668,560), respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,925,255	$—	$2,036	$3,927,291
Time Deposit	—	2,790	—	2,790
Total Investments in Securities	$3,925,255	$2,790	$2,036	$3,930,081

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1200

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — 98.2%
AUSTRALIA—17.7%
Banks — 4.9%
Bank of Queensland	972,217	$9,471,490
Bendigo and Adelaide Bank	1,005,639	10,478,425
Commonwealth Bank of Australia	151,180	10,516,941
National Australia Bank	332,039	9,213,034
Westpac Banking	344,174	9,236,153
		48,916,043
Consumer Services — 1.2%
Myer Holdings (A)	4,486,290	5,432,697
Southern Cross Media Group	8,217,368	6,751,231
		12,183,928
Financials — 1.8%
ASX	305,642	9,078,028
IOOF Holdings	1,204,416	8,854,138
		17,932,166
Industrials — 1.1%
Sydney Airport	2,822,593	10,968,483
Oil & Gas — 1.1%
APA Group	1,751,791	11,077,355
Real Estate Investment Trusts — 4.3%
Abacus Property Group	4,807,494	11,418,692
Charter Hall Retail	2,978,488	10,182,588
Cromwell Property Group (A)	14,133,900	11,667,173
Stockland	2,828,936	9,649,282
		42,917,735
Telecommunications — 1.1%
Telstra	2,164,152	10,954,660
Utilities — 2.2%
DUET Group	5,388,683	10,491,085
Spark Infrastructure Group	6,346,585	10,576,736
		21,067,821
TOTAL AUSTRALIA		176,018,191

BERMUDA—0.8%
Industrials — 0.8%
Ship Finance International (A)	588,195	8,170,028
BRAZIL—1.9%
Financials — 0.9%
Banco do Brasil	1,195,900	9,204,714
Utilities — 1.0%
Transmissora Alianca de Energia Eletrica	1,382,200	10,103,109
TOTAL BRAZIL		19,307,823

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
CANADA—5.5%
Consumer Services — 1.0%
Parkland Fuel (A)	591,377	$10,209,584
Financials — 0.3%
AGF Management, Cl B	503,098	2,856,821
Oil & Gas — 3.3%
Bonterra Energy (A)	208,711	6,543,052
Canadian Oil Sands	545,765	3,378,883
Crescent Point Energy (A)	293,596	6,992,862
Freehold Royalties (A)	507,276	7,129,349
Veresen (A)	693,284	8,841,360
		32,885,506
Real Estate Investment Trusts — 0.9%
Dream Global Real Estate Investment Trust	1,262,857	8,914,050
TOTAL CANADA		54,865,961
CHINA—1.3%
Consumer Goods — 1.3%
Pacific Textiles Holdings	9,686,800	13,368,255
FINLAND—4.0%
Basic Materials — 1.0%
UPM-Kymmene	574,820	10,112,556
Health Care — 1.1%
Orion, Cl B	323,418	10,660,528
Telecommunications — 1.0%
Elisa	365,459	9,720,334
Utilities — 0.9%
Fortum	415,074	8,852,589
TOTAL FINLAND		39,346,007
FRANCE—6.4%
Financials — 0.8%
Euler Hermes	79,501	7,801,446
Industrials — 1.9%
Bouygues	247,459	8,839,517
Veolia Environnement	574,119	10,531,054
		19,370,571
Oil & Gas — 0.8%
Total	164,150	8,428,208
Real Estate Investment Trusts — 1.2%
Fonciere Des Regions	113,515	11,655,472
Utilities — 1.7%
Electricite de France	260,527	7,083,740

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Suez Environnement	525,480	$9,668,519
		16,752,259
TOTAL FRANCE		64,007,956
GERMANY—0.9%
Telecommunications — 0.9%
Freenet	313,069	9,347,874
HONG KONG— 2.2%
Consumer Services — 1.0%
Giordano International	19,925,947	9,431,823
Technology — 1.2%
VTech Holdings	877,449	12,369,515
TOTAL HONG KONG		21,801,338
ISRAEL—1.0%
Telecommunications — 1.0%
Bezeq The Israeli Telecommunication	6,207,739	9,929,979
ITALY—1.0%
Utilities — 1.0%
Hera	4,010,119	9,819,739
NETHERLANDS—1.3%
Real Estate Investment Trusts — 1.3%
Corio	232,500	12,447,908
PORTUGAL—1.0%
Utilities — 1.0%
Energias de Portugal	2,488,851	9,484,467
RUSSIA—0.4%
Consumer Services — 0.4%
CTC Media	909,215	3,427,740
SINGAPORE—7.7%
Industrials — 2.2%
Hutchison Port Holdings Trust	16,180,309	11,568,921
Venture	1,800,361	10,817,334
		22,386,255
Real Estate Investment Trusts — 4.5%
Ascendas	6,096,849	11,084,361
Mapletree Industrial Trust	10,254,200	11,594,801
Mapletree Logistics Trust	12,719,063	11,279,932
Suntec Real Estate Investment Trust	7,877,785	10,945,411
		44,904,505
Telecommunications — 1.0%
StarHub	3,138,506	9,695,481
TOTAL SINGAPORE		76,986,241

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 1.2%
Real Estate Investment Trusts — 1.2%
Redefine Properties	12,411,525	$12,165,023
SPAIN—0.8%
Financials — 0.8%
Banco Santander	1,114,066	7,492,731
SWEDEN—0.8%
Telecommunications — 0.8%
TeliaSonera	1,347,117	8,313,175
TAIWAN—0.9%
Consumer Goods — 0.9%
AmTRAN Technology	15,512,054	8,786,398
UNITED KINGDOM— 8.3%
Financials — 7.2%
Admiral Group	420,837	9,152,203
Amlin	1,418,178	10,381,484
Friends Life Group	1,700,221	10,173,441
Intermediate Capital Group	1,392,826	10,313,046
Phoenix Group Holdings	675,402	8,510,743
Provident Financial	336,732	13,336,371
Standard Life	1,607,723	9,731,044
		71,598,332
Utilities — 1.1%
SSE	430,993	10,415,243
TOTAL UNITED KINGDOM		82,013,575
UNITED STATES— 33.1%
Consumer Goods — 1.3%
Vector Group (A)	569,993	12,756,443
Financials — 4.7%
AGF Management, Cl B	516,280	2,896,331
BGC Partners, Cl A	1,446,219	11,323,895
Home Loan Servicing Solutions	497,972	6,005,543
New York Community Bancorp (A)	645,605	9,974,597
OneBeacon Insurance Group, Cl A	657,685	10,398,000
RAIT Financial Trust	1,047,434	7,384,410
		47,982,776
Health Care — 2.0%
AstraZeneca	148,535	10,580,960
PDL BioPharma (A)	1,189,286	8,669,895
		19,250,855

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 1.8%
Costamare	498,005	$8,505,925
RR Donnelley & Sons	552,400	9,098,028
		17,603,953
Real Estate Investment Trusts — 19.5%
American Capital Mortgage Investment	525,096	9,787,789
Apollo Commercial Real Estate Finance	616,601	10,192,415
ARMOUR Residential	2,415,781	7,996,235
Capstead Mortgage	816,600	9,815,532
Chimera Investment	3,354,852	10,534,235
Franklin Street Properties	828,054	10,665,336
Hospitality Properties Trust	389,061	12,679,498
Invesco Mortgage Capital	632,853	9,707,965
Investors Real Estate Trust	1,157,721	9,551,198
Medical Properties Trust	787,512	12,104,059
New York Mortgage Trust (A)	1,394,930	10,796,758
NorthStar Realty Finance	736,674	13,930,505
Omega Healthcare Investors (A)	321,601	14,105,420
PennyMac Mortgage Investment Trust	430,165	9,683,014
Resource Capital (A)	1,731,455	8,362,928
Sabra Health Care	363,105	11,873,534
Senior Housing Properties Trust	504,281	11,744,704
Starwood Property Trust	429,961	10,288,967
		193,820,092
Telecommunications — 3.8%
Consolidated Communications Holdings	531,209	12,366,546
Frontier Communications (A)	2,230,846	14,980,131
Windstream Holdings (A)	1,320,312	10,496,480
		37,843,157
TOTAL UNITED STATES		329,257,276
TOTAL COMMON STOCK
(Cost $991,418,534)		976,357,685

PREFERRED STOCK — 0.9%
BRAZIL—0.9%
Utilities — 0.9%
AES Tiete
(Cost $13,117,074)	1,499,656	9,252,032

REPURCHASE AGREEMENTS — 7.7%
Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $74,000,308 (collateralized by U.S. Treasury Bills, ranging in par value $202-$8,308,637, 0.250%-3.250%, 02/28/15-11/15/24 with a total market value of $75,480,019) (B)	$74,000,000	74,000,000

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM ETF

	Face Amount(1)	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $2,392,966 (collateralized by U.S. Treasury Notes, par value $2,433,643, 0.625%, 05/31/17 with a total market value of $2,429,506)(B)	2,392,958	$2,392,958
TOTAL REPURCHASE AGREEMENTS
(Cost $76,392,958)		76,392,958

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
0.030%, 02/02/15	4,581,013	4,581,013
1.693%, 02/02/15, AUD	523,128	407,386
0.100%, 02/02/15, CAD	77,441	61,076
0.065%, 02/02/15, GBP	10	15
0.005%, 02/02/15, HKD	18	2
TOTAL TIME DEPOSITS
(Cost $5,049,492)		5,049,492

TOTAL INVESTMENTS — 107.3%
(Cost $1,085,978,058)††		$1,067,052,167

Percentages are based on Net Assets of $994,272,110.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $72,747,749.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $76,392,958.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $1,085,978,058, and the unrealized appreciation and depreciation were $75,685,140 and $(94,611,031), respectively.

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
GBP — British Pound Sterling
HKD — Hong Kong Dollar

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$976,357,685	$—	$—	$976,357,685
Preferred Stock	9,252,032	—	—	9,252,032
Repurchase Agreements	—	76,392,958	—	76,392,958
Time Deposits	—	5,049,492	—	5,049,492
Total Investments in Securities	$985,609,717	$81,442,450	$—	$1,067,052,167

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM U.S. ETF

	Shares	Value
COMMON STOCK — 86.4%
CANADA—2.0%
Consumer Services — 2.0%
Thomson Reuters	159,559	$6,127,066
UNITED STATES— 84.4%
Consumer Goods — 11.9%
Altria Group	158,435	8,412,899
Lorillard	114,813	7,532,881
Philip Morris International	70,774	5,678,906
Reynolds American	115,075	7,819,346
Vector Group (A)	315,017	7,050,080
		36,494,112
Consumer Services — 4.5%
Six Flags Entertainment	138,246	5,939,048
Stonemor Partners (A)	275,038	7,767,073
		13,706,121
Financials — 3.4%
Ellington Financial	234,452	4,911,770
New York Community Bancorp (A)	354,443	5,476,144
		10,387,914
Health Care — 4.2%
Eli Lilly	94,741	6,821,352
Merck	98,569	5,941,739
		12,763,091
Industrials — 2.1%
Covanta Holding	314,551	6,429,422
Oil & Gas — 3.9%
Chevron	48,755	4,998,850
LinnCo (A)	181,892	1,878,944
Spectra Energy	145,922	4,879,632
		11,757,426
Real Estate Investment Trusts — 20.4%
American Realty Capital Properties	408,448	3,784,271
Apollo Commercial Real Estate Finance	330,496	5,463,099
Apollo Residential Mortgage	350,236	5,481,193
ARMOUR Residential	1,378,763	4,563,706
Capstead Mortgage	461,547	5,547,795
Chimera Investment	1,906,785	5,987,305
Colony Financial	245,574	6,151,629
Iron Mountain	216,734	8,634,683
New York Mortgage Trust (A)	803,900	6,222,186
Resource Capital	1,004,856	4,853,454
Starwood Property Trust	238,437	5,705,797
		62,395,118

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM U.S. ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — 7.7%
AT&T	169,190	$5,569,735
CenturyLink	181,771	6,756,428
Verizon Communications	116,899	5,343,453
Windstream Holdings (A)	744,054	5,915,230
		23,584,846
Utilities — 26.3%
Ameren	136,123	6,163,650
Avista	185,507	6,887,875
Consolidated Edison	99,890	6,920,379
Duke Energy	77,212	6,728,254
Empire District Electric (A)	230,746	7,030,831
Entergy	85,778	7,506,433
Ferrellgas Partners (A)	227,076	5,168,250
Northwest Natural Gas	131,515	6,563,913
Pepco Holdings	270,242	7,418,143
PPL	175,569	6,232,699
Southern	130,670	6,627,582
TECO Energy	331,674	7,074,606
		80,322,615
TOTAL UNITED STATES		257,840,665
TOTAL COMMON STOCK
(Cost $259,546,819)		263,967,731

MASTER LIMITED PARTNERSHIPS — 12.8%
UNITED STATES— 12.8%
Oil & Gas — 12.8%
BreitBurn Energy Partners (A)	6,207	40,718
Enbridge Energy Partners (A)	206,082	8,111,387
Energy Transfer Partners (A)	104,154	6,395,056
Enterprise Products Partners	168,590	5,806,240
EV Energy Partners (A)	155,320	2,177,586
Memorial Production Partners (A)	259,153	4,452,249
ONEOK Partners (A)	100,007	4,134,289
TC PipeLines (A)	118,720	8,083,645
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $42,258,834)		39,201,170

REPURCHASE AGREEMENTS — 12.1%
Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $34,000,142 (collateralized by U.S. Treasury Obligations, ranging in par value $233-$6,332,743, 0.250%-3.250%, 02/28/15-11/15/24 with a total market value of $34,680,009) (B)	$34,000,000	34,000,000

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperDividendTM U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $2,999,358 (collateralized by U.S. Treasury Notes, par value $3,054,136, 0.625%, 05/31/17 with a total market value of $3,045,157) (B)	$2,999,348	$2,999,348
TOTAL REPURCHASE AGREEMENTS
(Cost $36,999,348)		36,999,348

TIME DEPOSIT — 0.7%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $2,095,595)	2,095,595	2,095,595
TOTAL INVESTMENTS — 112.0%
(Cost $340,900,596)††		$342,263,844

Percentages are based on Net Assets of $305,643,683.

(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $35,835,023.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $36,999,348.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $340,900,596, and the unrealized appreciation and depreciation were $19,869,979 and $(18,506,731), respectively.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$263,967,731	$—	$—	$263,967,731
Master Limited Partnerships	39,201,170	—	—	39,201,170
Repurchase Agreements	—	36,999,348	—	36,999,348
Time Deposit	—	2,095,595	—	2,095,595
Total Investments in Securities	$303,168,901	$39,094,943	$—	$342,263,844

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA—26.5%
Technology — 26.5%
Changyou.com ADR *	13,270	$372,224
NetEase ADR	30,171	3,296,182
Renren ADR *	232,624	600,170
SINA *	162,644	5,890,966
Tencent Holdings	731,065	12,446,308
Youku.com ADR *	142,045	2,380,674
YY ADR * (A)	33,868	2,437,818
TOTAL CHINA		27,424,342
GERMANY—0.8%
Technology — 0.8%
XING	6,574	803,417
JAPAN—12.9%
Technology — 12.9%
Dena (A)	261,621	3,458,881
Gree (A)	252,535	1,444,715
Mixi (A)	88,990	3,178,079
Nexon	535,722	5,308,649
TOTAL JAPAN		13,390,324
RUSSIA—3.5%
Technology — 3.5%
Mail.ru Group GDR *	51,246	737,942
Yandex, Cl A *	191,638	2,853,490
TOTAL RUSSIA		3,591,432
TAIWAN—1.8%
Technology — 1.8%
PChome Online	162,291	1,828,210
UNITED STATES— 54.4%
Consumer Goods — 1.0%
King Digital Entertainment (A)	80,246	1,059,247
Technology — 53.4%
Angie's List * (A)	108,652	498,713
Demand Media *	21,774	88,185
Facebook, Cl A *	139,858	10,616,621
Google, Cl A *	9,639	5,181,444
Groupon, Cl A * (A)	823,029	5,892,888
Jive Software *	93,365	537,782
LinkedIn, Cl A *	54,208	12,182,706
Nutrisystem	70,497	1,256,257
Pandora Media *	223,492	3,709,967

Schedule of Investments (Unaudited)	January 31, 2015

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Twitter *	103,339	$3,878,313
United Online *	34,259	452,219
Weibo ADR * (A)	186,937	2,325,496
Yelp, Cl A * (A)	75,122	3,941,651
Zynga, Cl A *	1,815,298	4,647,163
		55,209,405
TOTAL UNITED STATES		56,268,652
TOTAL COMMON STOCK
(Cost $123,456,594)		103,306,377

REPURCHASE AGREEMENTS — 9.1%
Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $8,000,033 (collateralized by U.S. Treasury Obligations, ranging in par value $25-$809,124, 0.250%-3.250%, 02/28/15-11/15/24 with a total market value of $8,160,002)(B)	$8,000,000	8,000,000
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $1,427,489 (collateralized by U.S. Treasury Notes, par value $1,453,559, 0.625%, 05/31/17 with a total market value of $1,449,286)(B)	1,427,484	1,427,484
TOTAL REPURCHASE AGREEMENTS
(Cost $9,427,484)		9,427,484

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $81,136)	81,136	81,136
TOTAL INVESTMENTS — 109.1%
(Cost $132,965,214)††		$112,814,997

Percentages are based on Net Assets of $103,366,121.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $9,058,734.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $9,427,484.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $132,965,214, and the unrealized appreciation and depreciation were $10,545,111 and $(30,695,328), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2015

Global X Social Media Index ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$103,306,377	$—	$—	$103,306,377
Repurchase Agreements	—	9,427,484	—	9,427,484
Time Deposit	—	81,136	—	81,136
Total Investments in Securities	$103,306,377	$9,508,620	$—	$112,814,997

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X | JPMorgan Efficiente Index ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 20+ Year Treasury Bond ETF	12,154	$1,683,329
iShares Core S&P Small-Capital ETF	13,667	1,502,960
iShares iBoxx Investment Grade Corporate Bond ETF	12,914	1,599,915
Vanguard REIT ETF	18,821	1,628,958
Vanguard S&P 500 ETF	8,213	1,502,897
TOTAL EXCHANGE TRADED FUNDS
(Cost $7,678,820)		7,918,059

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030% , 02/02/15
(Cost $10,325)	$10,325	10,325

TOTAL INVESTMENTS — 100.1%
(Cost $7,689,145)††		$7,928,384

Percentages are based on Net Assets of $7,919,273.

††	At January 31, 2015, the tax basis cost of the Fund's investments was $7,689,145, and the unrealized appreciation and depreciation were $249,818 and $(10,579), respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,918,059	$—	$—	$7,918,059
Time Deposit	—	10,325	—	10,325
Total Investments in Securities	$7,918,059	$10,325	$—	$7,928,384

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X | JPMorgan US Sector Rotator Index ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Staples Select Sector SPDR Fund	98,922	$4,750,235
Health Care Select Sector SPDR Fund	57,009	3,949,013
iShares 1-3 Year Treasury Bond ETF, Cl 3	51,838	4,405,193
SPDR Dow Jones REIT ETF	47,077	4,559,878
Utilities Select Sector SPDR Fund	87,641	4,234,813
TOTAL EXCHANGE TRADED FUNDS
(Cost $21,661,903)		21,899,132

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $14,183)	$14,183	14,183

TOTAL INVESTMENTS — 100.1%
(Cost $21,676,086)††		$21,913,315

Percentages are based on Net Assets of $21,882,972.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

††	At January 31, 2015, the tax basis cost of the Fund's investments was $21,676,086, and the unrealized appreciation and depreciation were $239,307 and $(2,078), respectively.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,899,132	$—	$—	$21,899,132
Time Deposit	—	14,183	—	14,183
Total Investments in Securities	$21,899,132	$14,183	$—	$21,913,315

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Permanent ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 52.7%
U.S. Treasury Bonds
4.625%, 02/15/40	$552,200	$810,138
4.375%, 11/15/39	578,800	819,725
4.375%, 05/15/40	578,700	823,608
3.875%, 08/15/40	620,318	823,715

U.S. Treasury Notes
2.000%, 04/30/16	666,100	680,255
1.875%, 06/30/15	669,500	674,417
1.750%, 07/31/15	671,000	676,504
1.750%, 05/31/16	670,100	682,873

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,566,724)		5,991,235

EXCHANGE TRADED COMMODITIES — 22.5%
ETFS Physical Gold	8,510	1,051,283
ETFS Physical Silver	23,335	386,562
ETFS Physical Silver (GBP shares)	3,802	62,958
Gold Bullion Securities	8,619	1,055,827
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,395,600)		2,556,630

COMMON STOCK — 18.9%
AUSTRALIA—0.2%
Basic Materials — 0.2%
BHP Billiton ADR	555	25,713
BRAZIL—0.2%
Basic Materials — 0.2%
Vale ADR, Cl B	2,623	18,440
CANADA—0.3%
Basic Materials — 0.3%
Potash Corp of Saskatchewan	928	33,909
CHINA—0.3%
Oil & Gas — 0.3%
PetroChina ADR	285	30,943
FRANCE—0.2%
Oil & Gas — 0.2%
Total	482	24,748
NETHERLANDS—0.2%
Oil & Gas — 0.2%
Royal Dutch Shell ADR, Cl A	429	26,362
SWITZERLAND—0.4%
Basic Materials — 0.4%
Glencore Xstrata	6,330	23,663

Schedule of Investments (Unaudited)	January 31, 2015

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Syngenta ADR	445	$28,961
TOTAL SWITZERLAND		52,624
UNITED KINGDOM— 0.5%
Basic Materials — 0.5%
Anglo American	1,436	24,004
Rio Tinto ADR	663	29,258
TOTAL UNITED KINGDOM		53,262
UNITED STATES— 16.6%
Consumer Goods — 1.5%
Altria Group	436	23,152
Archer-Daniels-Midland	789	36,791
Coca-Cola	464	19,103
Monsanto	291	34,332
PepsiCo	230	21,569
Philip Morris International	195	15,647
Procter & Gamble	222	18,712
		169,306
Consumer Services — 1.5%
Amazon.com *	69	24,463
Comcast, Cl A	356	18,920
CVS Health	244	23,951
Home Depot	247	25,792
McDonald's	217	20,059
Twenty-First Century Fox, Cl A	544	18,039
Wal-Mart Stores	246	20,905
Walt Disney	229	20,830
		172,959
Financials — 2.6%
American Express	206	16,622
American International Group	428	20,916
Bank of America	1,463	22,164
Berkshire Hathaway, Cl B *	167	24,033
Citigroup	389	18,264
Crown Castle International	728	62,980
Goldman Sachs Group	119	20,517
JPMorgan Chase	353	19,196
Mastercard, Cl A	310	25,429
US Bancorp	521	21,835
Visa, Cl A	96	24,472
Wells Fargo	374	19,418
WP GLIMCHER	171	3,023
		298,869

Schedule of Investments (Unaudited)	January 31, 2015

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.7%
AbbVie	329	$19,855
Amgen	182	27,711
Bristol-Myers Squibb	402	24,229
Gilead Sciences *	231	24,216
Johnson & Johnson	215	21,530
Merck	399	24,052
Pfizer	610	19,062
UnitedHealth Group	240	25,500
		186,155
Industrials — 1.5%
3M	129	20,937
Boeing	185	26,894
Deere	389	33,139
General Electric	800	19,112
Union Pacific	197	23,090
United Parcel Service, Cl B	182	17,989
United Technologies	203	23,300
		164,461
Oil & Gas — 0.7%
Chevron	291	29,836
Exxon Mobil	386	33,744
Schlumberger	172	14,171
		77,751
Real Estate Investment Trusts — 5.2%
American Tower, Cl A	605	58,655
Equity Residential	870	67,521
General Growth Properties	2,266	68,388
HCP	1,308	61,855
Health Care	885	72,526
ProLogis	1,382	62,383
Public Storage	343	68,888
Simon Property Group	342	67,942
Ventas	837	66,801
		594,959
Technology — 1.6%
Apple	205	24,018
Cisco Systems	759	20,011
Facebook, Cl A *	286	21,710
Google, Cl A *	33	17,739
Intel	742	24,516
International Business Machines	109	16,711
Microsoft	541	21,856
Oracle	453	18,976

Schedule of Investments (Unaudited)	January 31, 2015

Global X Permanent ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
QUALCOMM	235	$14,678
		180,215
Telecommunications — 0.3%
AT&T	576	18,962
Verizon Communications	364	16,638
		35,600
TOTAL UNITED STATES		1,880,275
TOTAL COMMON STOCK
(Cost $1,981,744)		2,146,276

EXCHANGE TRADED FUNDS — 5.4%
Vanguard FTSE All-World ex-US ETF, Cl U	6,327	296,420
Vanguard Small-Cap ETF	2,828	322,844
TOTAL EXCHANGE TRADED FUNDS
(Cost $560,345)		619,264

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $8,913)	$8,913	8,913

TOTAL INVESTMENTS — 99.6%
(Cost $11,513,326)††		$11,322,318

Percentages are based on Net Assets of $11,365,827.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $11,513,326, and the unrealized appreciation and depreciation were $782,752 and $(973,760), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,991,235	$—	$5,991,235
Exchange Traded Commodities	2,556,630	—	—	2,556,630
Common Stock	2,146,276	—	—	2,146,276
Exchange Traded Funds	619,264	—	—	619,264
Time Deposit	—	8,913	—	8,913
Total Investments in Securities	$5,322,170	$6,000,148	$—	$11,322,318

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — 98.3%
ARGENTINA—1.2%
Oil & Gas — 1.2%
YPF ADR	183,859	$4,311,494
CANADA—1.5%
Industrials — 1.5%
Canadian Pacific Railway	29,885	5,220,013
CHINA—2.9%
Consumer Services — 1.4%
Alibaba Group Holding ADR *	53,393	4,756,248
Technology — 1.5%
Baidu ADR *	24,977	5,442,988
TOTAL CHINA		10,199,236
IRELAND—3.7%
Health Care — 3.7%
Actavis *	24,611	6,559,816
Shire ADR	29,615	6,493,385
TOTAL IRELAND		13,053,201
MEXICO—1.6%
Telecommunications — 1.6%
America Movil ADR, Ser L	259,255	5,545,464
UNITED STATES— 87.4%
Basic Materials — 3.3%
Celanese, Cl A	102,083	5,487,982
FMC	108,335	6,229,263
		11,717,245
Consumer Goods — 6.5%
Darling Ingredients *	322,444	5,475,099
General Motors	190,833	6,224,973
Mondelez International, Cl A	158,993	5,602,913
NIKE, Cl B	63,636	5,870,421
		23,173,406
Consumer Services — 25.4%
American Airlines Group	139,676	6,855,298
Burlington Stores *	144,530	7,210,602
Comcast, Cl A	112,683	5,988,538
Delta Air Lines	140,499	6,647,008
DIRECTV *	70,195	5,986,230
Dunkin' Brands Group	128,200	6,065,142
Extended Stay America	328,735	6,502,378
Hertz Global Holdings *	274,000	5,622,480
Houghton Mifflin Harcourt *	301,434	5,932,221
Las Vegas Sands	98,618	5,361,861

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Pandora Media *	302,566	$5,022,596
priceline.com *	5,236	5,285,637
Time Warner Cable	43,033	5,858,082
Twenty-First Century Fox, Cl A	172,653	5,725,173
Twenty-First Century Fox, Cl B	180,416	5,746,250
		89,809,496
Financials — 14.3%
Ally Financial *	259,959	4,863,833
American International Group	113,130	5,528,663
Citigroup	113,885	5,346,901
Crown Castle International	76,937	6,655,820
Howard Hughes *	42,573	5,561,311
JPMorgan Chase	101,044	5,494,772
Moody's	60,682	5,542,087
Nationstar Mortgage Holdings * (A)	215,438	5,538,911
Voya Financial	149,400	5,828,094
		50,360,392
Health Care — 3.4%
Tenet Healthcare *	128,566	5,435,770
Thermo Fisher Scientific	51,555	6,455,202
		11,890,972
Industrials — 7.0%
FleetCor Technologies *	41,287	5,800,823
Lockheed Martin	33,225	6,258,593
RR Donnelley & Sons (A)	360,570	5,938,588
Spirit Aerosystems Holdings, Cl A *	148,568	6,691,503
		24,689,507
Oil & Gas — 4.7%
Cheniere Energy *	85,389	6,095,067
Hess	75,280	5,080,647
Pioneer Natural Resources	36,970	5,565,094
		16,740,808
Real Estate Investment Trusts — 1.7%
American Tower, Cl A	61,461	5,958,644
Technology — 19.6%
Akamai Technologies *	98,369	5,720,649
Apple	53,527	6,271,223
CDW	185,633	6,359,787
EMC	200,830	5,207,522
Hewlett-Packard	163,562	5,909,495
Micron Technology *	188,957	5,529,827
Motorola Solutions	93,640	5,844,072
NCR *	216,747	5,505,374

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Rackspace Hosting *	141,606	$6,366,606
Twitter *	150,730	5,656,897
VMware, Cl A *	70,405	5,428,225
Yahoo! *	116,491	5,124,439
		68,924,116
Telecommunications — 1.5%
Sprint * (A)	1,242,266	5,341,744
TOTAL UNITED STATES		308,606,330
TOTAL COMMON STOCK
(Cost $356,226,177)		346,935,738

MASTER LIMITED PARTNERSHIP — 1.6%
UNITED STATES— 1.6%
Oil & Gas — 1.6%
Enterprise Products Partners
(Cost $5,154,537)	163,116	5,617,715

REPURCHASE AGREEMENTS — 1.9%
Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $5,000,021 (collateralized by U.S. Treasury Obligations, ranging in par value $34-$931,286, 0.250%-3.250%, 02/28/15-11/15/24 with a total market value of $5,100,001)(B)	$5,000,000	5,000,000
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $1,649,394 (collateralized by U.S. Treasury Notes, par value $1,679,517, 0.625%, 05/31/17 with a total market value of $1,674,579) (B)	1,649,388	1,649,388
TOTAL REPURCHASE AGREEMENTS
(Cost $6,649,388)		6,649,388

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $555,626)	555,626	555,626
TOTAL INVESTMENTS — 101.9%
(Cost $368,585,728)††		$359,758,467

Percentages are based on Net Assets of $352,978,171.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $6,261,037.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $6,649,388.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $368,585,728, and the unrealized appreciation and depreciation were $23,393,994 and $(32,221,255), respectively.

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Index ETF

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$346,935,738	$—	$—	$346,935,738
Master Limited Partnership	5,617,715	—	—	5,617,715
Repurchase Agreements	—	6,649,388	—	6,649,388
Time Deposit	—	555,626	—	555,626
Total Investments in Securities	$352,553,453	$7,205,014	$—	$359,758,467

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA—3.5%
Consumer Services — 2.0%
MercadoLibre	337	$41,768
Oil & Gas — 1.5%
YPF ADR	1,376	32,267
TOTAL ARGENTINA		74,035
AUSTRALIA—1.8%
Basic Materials — 1.8%
BHP Billiton ADR	816	37,805
BELGIUM—2.3%
Consumer Goods — 2.3%
Anheuser-Busch InBev ADR	406	49,560
BRAZIL—7.7%
Consumer Goods — 2.2%
AMBEV ADR	7,091	46,659
Financials — 3.5%
Banco Bradesco ADR	3,100	38,688
Banco Santander Brasil ADR	8,011	37,011
		75,699
Industrials — 2.0%
Embraer ADR	1,205	42,488
TOTAL BRAZIL		164,846
CANADA—31.4%
Basic Materials — 7.8%
Agrium	451	48,099
Barrick Gold	3,658	46,749
Methanex	808	35,633
Teck Resources, Cl B	2,906	37,429
		167,910
Consumer Goods — 4.7%
Cott	6,902	52,455
Gildan Activewear, Cl A	789	46,054
		98,509
Consumer Services — 2.4%
IMAX *	1,517	50,562
Financials — 2.2%
Brookfield Asset Management, Cl A	917	46,749
Industrials — 5.8%
Canadian National Railway	646	42,623
Canadian Pacific Railway	227	39,650
Progressive Waste Solutions	1,517	43,265
		125,538

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 6.4%
Canadian Natural Resources	1,284	$37,159
Talisman Energy	7,953	59,807
TransCanada	907	40,343
		137,309
Technology — 2.1%
BlackBerry *	4,475	45,421
TOTAL CANADA		671,998
CHINA—9.3%
Consumer Services — 5.7%
Alibaba Group Holding ADR *	422	37,592
Ctrip.com International ADR *	778	36,998
Vipshop Holdings ADR *	2,031	45,474
		120,064
Technology — 3.6%
21Vianet Group ADR *	2,253	37,287
Baidu ADR *	191	41,623
		78,910
TOTAL CHINA		198,974
COLOMBIA—1.8%
Financials — 1.8%
BanColombia ADR	825	38,173
FINLAND—2.1%
Technology — 2.1%
Nokia ADR	5,891	44,772
HONG KONG— 2.1%
Consumer Services — 2.1%
Melco Crown Entertainment ADR	1,827	43,848
INDIA—2.2%
Technology — 2.2%
Infosys ADR	1,356	46,213
IRELAND—2.3%
Health Care — 2.3%
Shire ADR	221	48,456
ISRAEL—5.0%
Health Care — 2.1%
Teva Pharmaceutical Industries ADR	796	45,260
Technology — 2.9%
Tower Semiconductor *	4,098	62,167
TOTAL ISRAEL		107,427

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG—0.8%
Financials — 0.8%
Altisource Portfolio Solutions *	859	$17,421
MEXICO—1.9%
Telecommunications — 1.9%
America Movil ADR, Ser L	1,926	41,197
NETHERLANDS—7.2%
Industrials — 5.3%
AerCap Holdings *	1,051	41,546
Chicago Bridge & Iron	845	29,161
Koninklijke Philips	1,577	43,510
		114,217
Oil & Gas — 1.9%
Royal Dutch Shell ADR, Cl A	652	40,065
TOTAL NETHERLANDS		154,282
PERU—1.9%
Financials — 1.9%
Credicorp Ltd.	286	41,218
SINGAPORE—2.5%
Technology — 2.5%
Avago Technologies, Cl A	515	52,983
SOUTH KOREA— 2.2%
Telecommunications — 2.2%
SK Telecom ADR	1,602	46,058
TAIWAN—2.1%
Technology — 2.1%
Taiwan Semiconductor Manufacturing ADR	2,024	45,965
UNITED KINGDOM— 4.0%
Basic Materials — 2.0%
Rio Tinto ADR	988	43,600
Oil & Gas — 2.0%
BP ADR	1,097	42,597
TOTAL UNITED KINGDOM		86,197
UNITED STATES— 5.9%
Consumer Services — 3.9%
MakeMyTrip *	1,597	39,686
TAL Education Group ADR *	1,439	44,623
		84,309

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM International Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — 2.0%
Tornier *	1,754	$42,394
TOTAL UNITED STATES		126,703
TOTAL COMMON STOCK
(Cost $2,286,019)		2,138,131

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $792)	$792	792
TOTAL INVESTMENTS — 100.0%
(Cost $2,286,811)††		$2,138,923

Percentages are based on Net Assets of $2,139,461.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $2,286,811, and the unrealized appreciation and depreciation were $148,631 and $(296,519), respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,138,131	$—	$—	$2,138,131
Time Deposit	—	792	—	792
Total Investments in Securities	$2,138,131	$792	$—	$2,138,923

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — 96.6%
AUSTRALIA—1.0%
Basic Materials — 1.0%
Tronox, Cl A	908	$19,195
CANADA—3.3%
Consumer Discretionary — 1.3%
MDC Partners, Cl A	1,025	24,498
Consumer Services — 1.2%
IMAX *	701	23,364
Technology — 0.8%
Canadian Solar *	787	16,047
TOTAL CANADA		63,909
CHINA—3.2%
Energy — 1.1%
JinkoSolar Holding ADR *	1,200	21,384
Health Care — 1.0%
Mindray Medical International ADR	690	18,878
Technology — 1.1%
YY ADR *	285	20,514
TOTAL CHINA		60,776
FRANCE—1.2%
Health Care — 1.2%
Flamel Technologies ADR *	1,558	22,435
IRELAND—1.4%
Health Care — 1.4%
Horizon Pharma *	1,669	27,422
ISRAEL—1.0%
Technology — 1.0%
RADWARE *	1,008	19,394
JERSEY—1.4%
Oil & Gas — 1.4%
DHT Holdings	3,570	26,240
LUXEMBOURG—0.4%
Financials — 0.4%
Altisource Portfolio Solutions *	397	8,051
NETHERLANDS—1.1%
Technology — 1.1%
InterXion Holding *	774	21,123
PERU—1.4%
Basic Materials — 1.4%
Cia de Minas Buenaventura ADR	2,270	25,923

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.0%
Oil & Gas — 1.0%
Rowan, Cl A	870	$18,374
UNITED STATES— 80.2%
Basic Materials — 2.9%
Flotek Industries *	975	15,766
Mercer International *	1,526	19,350
Resolute Forest Products *	1,173	19,941
		55,057
Consumer Discretionary — 2.1%
JC Penney *	2,922	21,243
Liberty TripAdvisor Holdings, Cl A *	830	19,870
		41,113
Consumer Goods — 13.2%
Cooper-Standard Holding *	400	20,900
Famous Dave's of America *	852	25,790
Federal-Mogul Holdings *	1,405	19,010
FTD *	593	20,310
HomeAway *	698	17,792
Lands' End *	456	15,819
Libbey	723	23,649
Lumber Liquidators Holdings *	382	24,123
Navistar International *	588	17,299
Ryland Group	570	22,886
Take-Two Interactive Software *	785	23,330
Wolverine World Wide	757	21,309
		252,217
Consumer Services — 14.9%
Ascena Retail Group *	1,670	19,305
Beacon Roofing Supply *	749	17,744
Children's Place Retail Stores	410	24,580
First Cash Financial Services *	367	18,247
Heartland Payment Systems	396	19,709
Houghton Mifflin Harcourt *	1,056	20,782
Life Time Fitness *	388	21,212
Monro Muffler Brake	411	23,485
News *	1,406	20,303
Pinnacle Entertainment *	918	19,416
Sears Hometown and Outlet Stores *	1,481	16,809
Sinclair Broadcast Group, Cl A	771	19,074
Sotheby's	536	22,807
TAL Education Group ADR *	659	20,435
		283,908

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 6.3%
Ambac Financial Group *	835	$20,416
Enstar Group *	145	19,571
Harbinger Group *	1,608	20,084
MBIA *	2,077	16,657
Nationstar Mortgage Holdings *	750	19,282
Ocwen Financial *	989	6,053
St. Joe *	1,130	18,261
		120,324
Health Care — 5.7%
Depomed *	1,387	25,341
Hill-Rom Holdings	463	22,113
Medicines *	847	24,283
Theravance	1,562	17,604
Tornier *	810	19,578
		108,919
Industrials — 12.7%
American Railcar Industries	316	15,863
Armstrong World Industries *	425	21,547
Con-way	450	18,436
Dycom Industries *	821	25,295
EnPro Industries	330	19,579
GATX	330	18,860
Louisiana-Pacific *	1,428	23,376
MasTec *	874	16,187
Nortek *	266	20,304
Quad	980	19,639
Quanex Building Products	1,071	20,167
Scorpio Bulkers *	5,708	8,505
YRC Worldwide *	972	15,416
		243,174
Oil & Gas — 8.4%
Eclipse Resources *	1,626	10,081
Enbridge Energy Management	559	20,957
Exterran Holdings	570	15,453
Magnum Hunter Resources *	4,569	8,864
MRC Global *	985	10,648
Rosetta Resources *	608	10,379
Sanchez Energy *	1,327	14,783
SandRidge Energy *	5,647	7,962
Scorpio Tankers	2,493	19,620
Seventy Seven Energy *	2,018	7,971
South Jersey Industries	373	21,727
Stone Energy *	991	13,953
		162,398

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — 9.0%
CACI International, Cl A *	248	$20,978
Eastman Kodak *	989	17,812
Entegris *	1,580	20,540
Mentor Graphics	981	22,573
OSI Systems *	310	21,694
Synaptics *	340	26,115
Universal Display *	762	24,277
Veeco Instruments *	607	17,706
		171,695
Telecommunications — 5.0%
DigitalGlobe *	782	21,028
Globalstar *	7,889	19,012
Intelsat *	1,229	19,357
Leap Wireless * (A)(B)	856	1,819
Marin Software *	2,577	17,060
VASCO Data Security International *	797	17,136
		95,412
TOTAL UNITED STATES		1,534,217
TOTAL COMMON STOCK
(Cost $2,155,179)		1,847,059

MASTER LIMITED PARTNERSHIPS — 3.5%
UNITED STATES— 3.5%
Oil & Gas — 3.5%
Atlas Energy	583	16,359
Golar LNG Partners	648	17,587
NGL Energy Partners	591	16,678
Summit Midstream Partners	448	17,001
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $86,358)		67,625
TOTAL INVESTMENTS — 100.1%
(Cost $2,241,537)††		$1,914,684

Percentages are based on Net Assets of $1,913,277.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $1,819 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015 was $1,819 and represented 0.1% of Net Assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $2,241,537, and the unrealized appreciation and depreciation were $100,292 and $(427,145), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2015

Global X GuruTM Small Cap Index ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$1,845,240	$—	$1,819	$1,847,059
Master Limited Partnerships	67,625	—	—	67,625
Total Investments in Securities	$1,912,865	$—	$1,819	$1,914,684

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.3%
UNITED STATES— 99.3%
Basic Materials — 6.3%
ArcelorMittal, 6.000%	551,581	$8,604,664
Cliffs Natural Resources, Ser A, 7.000%	297,123	1,854,047
NuStar Logistics, 7.625%(A)	134,714	3,509,300
		13,968,011
Consumer Goods — 3.4%
CHS, Ser 2, 7.100%(A)	136,777	3,576,719
CHS, Ser 3, 6.750%(A)	160,283	4,040,734
		7,617,453
Financials — 73.1%
Aegon, 8.000%	173,468	4,884,859
Ally Financial, Ser A, 8.500%(A)	114,258	3,014,126
Aviva, 8.250%	132,154	3,739,958
Barclays Bank, Ser 3, 7.100%	113,654	2,969,779
Barclays Bank, Ser 4, 7.750%	94,985	2,485,758
Barclays Bank, Ser 5, 8.125%	220,624	5,802,411
Capital One Financial, Ser C, 6.250%	162,195	4,145,704
Citigroup, Ser J, 7.125%(A)	105,850	2,868,535
Citigroup, Ser L, 6.875%	53,898	1,422,907
Citigroup Capital XIII, 7.875%(A)	253,794	6,712,851
Deutsche Bank Contingent Capital Trust III, 7.600%	234,567	6,567,876
Deutsche Bank Contingent Capital Trust V, 8.050%	164,110	4,693,546
First Niagara Financial Group, Ser B, 8.625%(A)	115,590	3,181,037
GMAC Capital Trust I, Ser 2, 8.125%(A)	298,896	7,860,965
Hartford Financial Services Group, 7.875%(A)	197,789	6,030,587
HSBC Holdings, 8.125%(B)	153,782	4,105,979
HSBC Holdings, Ser 2, 8.000%	266,129	7,148,225
ING Groep, 7.375%	250,477	6,462,307
ING Groep, 7.200%	181,002	4,680,712
JPMorgan Chase, Ser T, 6.700%	163,047	4,345,203
JPMorgan Chase Capital XXIX, Ser CC, 6.700%	266,934	6,804,148
KKR Financial Holdings, Ser A, 7.375%	122,113	3,271,407
Lloyds Banking Group, 7.750%	285,080	7,394,975
Merrill Lynch Capital Trust III, 7.375%(A) (B)	137,232	3,594,106
Merrill Lynch Preferred Capital Trust III, 7.000%	136,942	3,501,607
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	155,376	4,011,808
Morgan Stanley, Ser E, 7.125%(A)	164,418	4,595,483
Morgan Stanley, Ser F, 6.875%(A)	161,589	4,349,976
Morgan Stanley, Ser G, 6.625%	94,396	2,457,128
PartnerRe, Ser E, 7.250%	122,384	3,326,397
Raymond James Financial, 6.900%	112,115	3,076,435
Royal Bank of Scotland Group, Ser Q, 6.750%	92,048	2,319,610
Royal Bank of Scotland Group, Ser S, 6.600%(B)	117,824	2,978,591

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Royal Bank of Scotland Group, Ser T, 7.250%	229,815	$5,871,773
Wells Fargo, Ser J, 8.000%	381,589	11,195,821
		161,872,590
Real Estate Investment Trusts — 11.3%
American Realty Capital Properties, Ser F, 6.700%(B)	357,418	8,245,633
Annaly Capital Management, Ser D, 7.500%	150,901	3,829,867
Digital Realty Trust, Ser E, 7.375%	117,976	3,211,307
Equity Commonwealth, Ser E, 7.250%	90,467	2,325,907
Hatteras Financial, Ser A, 7.625%	94,350	2,287,987
NorthStar Realty Finance, Ser B, 8.250%(B)	115,343	2,955,088
NorthStar Realty Finance, Ser E, 8.750%	81,890	2,146,337
		25,002,126
Telecommunications — 5.2%
Qwest, 7.500%	139,566	3,769,678
Qwest, Ser 51, 7.375%	161,129	4,303,755
Qwest, Ser 52, 7.000%(B)	128,184	3,352,012
		11,425,445
TOTAL PREFERRED STOCK
(Cost $221,942,117)		219,885,625

REPURCHASE AGREEMENT — 2.4%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $5,269,518 (collateralized by U.S. Treasury Notes, par value $5,365,756, 0.625%, 05/31/17 with a total market value of $5,349,981) (C)
(Cost $5,269,500)	$5,269,500	5,269,500

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $1,095,888)	1,095,888	1,095,888
TOTAL INVESTMENTS — 102.2%
(Cost $228,307,505)††		$226,251,013

Percentages are based on Net Assets of $221,346,586.

(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2015.
(B)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $5,117,611.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $5,269,500.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $228,307,505, and the unrealized appreciation and depreciation were $3,243,146 and $(5,299,638), respectively.

Ser — Series

Schedule of Investments (Unaudited)	January 31, 2015

Global X SuperIncomeTM Preferred ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$219,885,625	$—	$—	$219,885,625
Repurchase Agreement	—	5,269,500	—	5,269,500
Time Deposit	—	1,095,888	—	1,095,888
Total Investments in Securities	$219,885,625	$6,365,388	$—	$226,251,013

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X GF China Bond ETF†

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — 97.4%
Agricultural Development Bank of China
4.950%, 07/16/19	10,000,000	$1,664,086
China Development Bank
4.830%, 09/19/19	30,000,000	4,985,996
4.690%, 08/07/17	10,000,000	1,632,918
3.750%, 07/09/17	30,000,000	4,792,885
China Electronics MTN
5.400%, 06/13/19	10,000,000	1,643,688
China Energy Conservation & Environmental Protection Group MTN
5.210%, 11/28/16	10,000,000	1,620,073
China Government Bond
4.000%, 09/11/17	40,000,000	6,526,193
3.530%, 10/30/19	30,000,000	4,821,108
China Huaneng Group MTN
5.750%, 03/14/19	10,000,000	1,673,377
China Merchants Group MTN
5.400%, 08/18/21	10,000,000	1,657,330
China North Industries Group
4.480%, 05/24/17	10,000,000	1,601,017
China Power Investment MTN
5.260%, 05/07/17	10,000,000	1,626,506
China Shipbuilding Industry MTN
5.350%, 05/12/17	10,000,000	1,625,921
China State Shipbuilding MTN
4.800%, 07/18/19	10,000,000	1,609,310
China Three Gorges MTN
4.440%, 04/17/18	10,000,000	1,604,688
Export-Import Bank of China
4.691%, 08/05/17	10,000,000	1,630,231
Overseas Chinese Town Enterprises MTN
5.400%, 08/08/17	10,000,000	1,627,899
Shenhua Group MTN
5.150%, 06/13/19	10,000,000	1,647,819
State Grid Corp of China MTN
4.840%, 06/11/17	10,000,000	1,617,181
Wuhan Iron & Steel Group MTN
4.990%, 08/08/16	10,000,000	1,600,485
TOTAL CORPORATE OBLIGATIONS
(Cost $48,191,658)		47,208,711

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15, USD
(Cost $20,768)	20,768	20,768
TOTAL INVESTMENTS — 97.4%
(Cost $48,212,426)††		$47,229,479

Percentages are based on Net Assets of $48,509,159.

(1)	In local currency unless otherwise indicated.
†	Fund commenced operations on November 18, 2014.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $48,212,426, and the unrealized appreciation and depreciation were $0 and $(982,947) respectively.

MTN — Medium Term Note

USD — U.S. Dollar

Schedule of Investments (Unaudited)	January 31, 2015

Global X GF China Bond ETF†

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$47,208,711	$—	$47,208,711
Time Deposit	—	20,768	—	20,768
Total Investments in Securities	$—	$47,229,479	$—	$47,229,479

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-0700

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA—74.5%
Consumer Goods — 45.8%
ANTA Sports Products (A)	1,312,796	$2,312,909
BYD, Cl H	767,000	2,804,523
China Yurun Food Group * (A)	2,292,488	884,075
Daphne International Holdings (A)	1,420,324	452,476
Dongfeng Motor Group, Cl H	3,107,646	4,529,191
Great Wall Motor, Cl H	1,209,299	6,948,515
Guangzhou Automobile Group, Cl H	3,781,517	3,443,352
Hengan International Group	470,449	5,597,441
Li Ning *	1,802,169	790,287
Shenzhou International Group Holdings	818,962	2,978,677
Tingyi Cayman Islands Holding	1,907,025	4,707,702
Tsingtao Brewery, Cl H	560,417	3,762,207
Uni-President China Holdings	2,173,243	1,877,992
Want Want China Holdings	3,926,009	4,719,302
		45,808,649
Consumer Services — 28.7%
Air China, Cl H	2,909,628	2,792,036
Ajisen China Holdings	927,293	538,195
China Southern Airlines, Cl H	2,654,695	1,431,204
Chow Tai Fook Jewellery Group (A)	1,839,579	2,439,058
Ctrip.com International ADR *	65,054	3,093,643
E-Commerce China Dangdang ADR, Cl A * (A)	84,386	688,590
Golden Eagle Retail Group (A)	753,647	899,125
GOME Electrical Appliances Holding	19,703,605	2,719,194
Homeinns Hotel Group ADR *	28,537	710,857
Intime Retail Group	1,999,284	1,232,574
New Oriental Education & Technology Group ADR *	45,390	830,183
Parkson Retail Group	1,980,412	475,094
Sun Art Retail Group (A)	3,535,525	3,196,557
Vipshop Holdings ADR *	251,014	5,620,203
Wumart Stores, Cl H (A)	904,711	640,609
Youku.com ADR * (A)	96,698	1,620,658
		28,927,780
TOTAL CHINA		74,736,429
HONG KONG— 25.3%
Consumer Goods — 19.9%
Belle International Holdings, Cl A	4,611,896	5,228,523
Biostime International Holdings (A)	272,900	742,671
Bosideng International Holdings	4,701,762	606,417
China Agri-Industries Holdings	3,748,656	1,518,154
China Foods (A)	1,262,913	416,988
China Mengniu Dairy	1,153,426	5,258,838
China Resources Enterprise	2,016,188	4,420,695

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Skyworth Digital Holdings	3,123,188	$1,764,342
		19,956,628
Consumer Services — 5.4%
China Dongxiang Group (A)	4,770,788	812,222
Melco Crown Entertainment ADR	189,496	4,547,904
		5,360,126
TOTAL HONG KONG		25,316,754
TOTAL COMMON STOCK
(Cost $126,772,783)		100,053,183

REPURCHASE AGREEMENTS — 9.5%
Barclays
0.050%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $5,000,021 (collateralized by U.S. Treasury Obligations, ranging in par value $5-$792,775, 0.250%-3.250%, 02/28/15-11/15/24 with a total market value of $5,100,001) (B)	$5,000,000	5,000,000

Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $4,531,862 (collateralized by U.S. Treasury Notes, par value $4,614,629, 0.625%, 05/31/17 with a total market value of $4,601,061) (B)	4,531,847	4,531,847

TOTAL REPURCHASE AGREEMENTS
(Cost $9,531,847)		9,531,847

TIME DEPOSIT — 0.2%

Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $235,454)	235,454	235,454
TOTAL INVESTMENTS — 109.5%
(Cost $136,540,084)††		$109,820,484

Percentages are based on Net Assets of $100,294,813.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $8,900,185.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $9,531,847.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $136,540,084 and the unrealized appreciation and depreciation were $6,045,396 and $(32,764,996), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Consumer ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,053,183	$—	$—	$100,053,183
Repurchase Agreements	—	9,531,847	—	9,531,847
Time Deposit	—	235,454	—	235,454
Total Investments in Securities	$100,053,183	$9,767,301	$—	$109,820,484

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA—52.7%
Energy — 38.2%
Anton Oilfield Services Group	40,128	$7,815
China Coal Energy, Cl H	102,791	56,610
China Longyuan Power Group, Cl H	124,976	135,077
China Oilfield Services, Cl H	71,356	117,434
China Petroleum & Chemical, Cl H	425,697	336,567
China Shenhua Energy, Cl H	63,640	174,422
Daqo New Energy ADR *	232	4,566
Hanwha SolarOne ADR *	3,390	3,254
JA Solar Holdings ADR *	1,136	9,088
JinkoSolar Holding ADR *	917	16,341
PetroChina, Cl H	297,213	321,618
ReneSola ADR *	3,451	4,348
Tianneng Power International	25,015	6,130
Trina Solar ADR *	2,639	23,883
Yanzhou Coal Mining, Cl H	71,375	56,891
Yingli Green Energy Holding ADR *	3,870	7,237
		1,281,281
Oil & Gas — 4.5%
ENN Energy Holdings	25,461	150,894
Utilities — 10.0%
Datang International Power Generation, Cl H	108,412	59,006
Huadian Power International, Cl H	67,261	61,420
Huaneng Power International, Cl H	118,521	168,151
Huaneng Renewables, Cl H	121,500	43,721
		332,298
TOTAL CHINA		1,764,473
HONG KONG— 47.3%
Energy — 21.4%
Beijing Enterprises Holdings	20,573	157,481
China Gas Holdings	73,237	113,728
CNOOC	223,685	293,694
Kunlun Energy	121,905	126,884
Shougang Fushan Resources Group	114,715	23,673
		715,460
Oil & Gas — 2.6%
China Oil & Gas Group	170,400	21,977
Shunfeng International Clean Energy *	43,700	33,761
Xinjiang Goldwind Science & Technology, Cl H	17,900	28,674
		84,412
Utilities — 23.3%
China Power International Development	122,184	69,497
China Resources Gas Group	32,200	78,659

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Energy ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Utilities — continued
China Resources Power Holdings	63,801	$180,211
GCL-Poly Energy Holdings	420,311	91,073
Hong Kong & China Gas	70,467	161,777
Power Assets Holdings	19,300	202,376
		783,593
TOTAL HONG KONG		1,583,465
TOTAL COMMON STOCK
(Cost $3,833,723)		3,347,938

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 02/02/15	1,673	1,673
2.850%, 02/02/15, NZD	1,617	1,173
TOTAL TIME DEPOSITS
(Cost $2,846)		2,846
TOTAL INVESTMENTS — 100.1%
(Cost $3,836,569)††		$3,350,784

Percentages are based on Net Assets of $3,348,494.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $3,836,569, and the unrealized appreciation and depreciation were $282,917 and $(768,702), respectively.

ADR — American Depositary Receipt

Cl — Class

NZD — New Zealand Dollar

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,347,938	$—	$—	$3,347,938
Time Deposits	—	2,846	—	2,846
Total Investments in Securities	$3,347,938	$2,846	$—	$3,350,784

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA—77.5%
Financials — 72.2%
Agricultural Bank of China, Cl H	8,256,888	$4,046,789
Bank of China, Cl H	17,042,034	9,539,416
Bank of Communications, Cl H	4,154,771	3,493,858
China Citic Bank, Cl H	3,402,922	2,523,658
China Construction Bank, Cl H	10,856,326	8,723,315
China Life Insurance, Cl H	1,328,140	5,241,745
China Merchants Bank, Cl H	1,998,734	4,475,230
China Minsheng Banking, Cl H	2,577,555	3,141,596
China Pacific Insurance Group, Cl H	905,012	4,377,198
Chongqing Rural Commercial Bank, Cl H	1,098,367	674,318
CITIC Securities, Cl H	436,596	1,404,950
E-House China Holdings ADR	38,355	263,499
Industrial & Commercial Bank of China, Cl H	12,159,437	8,751,012
PICC Property & Casualty, Cl H	1,910,642	3,745,705
Ping An Insurance Group of China, Cl H	484,607	5,162,741
Sino-Ocean Land Holdings	1,923,752	1,233,151
SOHO China	816,559	567,658
		67,365,839
Real Estate — 5.3%
Agile Property Holdings	548,512	334,625
Country Garden Holdings	2,447,397	978,536
Evergrande Real Estate Group	1,921,761	800,594
Greentown China Holdings	265,993	232,600
Guangzhou R&F Properties	425,293	483,253
Longfor Properties	517,638	680,984
Shimao Property Holdings	525,604	1,109,054
Shui On Land	1,488,901	336,058
		4,955,704
TOTAL CHINA		72,321,543
HONG KONG— 22.5%
Financials — 20.2%
Cheung Kong Holdings	217,750	4,170,568
China Everbright	368,341	798,123
China Overseas Land & Investment	1,350,866	3,911,463
China Resources Land	812,908	2,084,339
Franshion Properties China	1,291,558	379,804
Haitong Securities, Cl H	570,100	1,241,178
Hopson Development Holdings *	254,061	226,099
KWG Property Holding	510,185	327,035
New China Life Insurance, Cl H (A)	417,111	2,335,243
People's Insurance Group of China, Cl H	3,524,600	1,722,898
Shenzhen Investment	940,318	271,665
Sunac China Holdings (A)	722,200	646,439

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Financials ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Financials — continued
Yuexiu Property	3,391,145	$660,441
		18,775,295
Real Estate — 2.3%
China Taiping Insurance Holdings *	581,330	1,799,470
Poly Property Group	876,407	404,669
		2,204,139
TOTAL HONG KONG		20,979,434
UNITED STATES— 0.0%
Financials — 0.0%
Leju Holdings ADR *	1,167	11,875
TOTAL COMMON STOCK
(Cost $88,576,259)		93,312,852

RIGHTS — 0.0%
Hong Kong — 0.0%
China Resources Land, Expires 02/12/2015 (A) (B)
(Cost $–)	158,312	38,174

TOTAL INVESTMENTS — 100.0%
(Cost $88,576,259)††		$93,351,026

Percentages are based on Net Assets of $93,326,935.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015 was $3,019,856 and represented 3.4% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2015, was $38,174 and represents 0.04% of net assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $88,576,259, and the unrealized appreciation and depreciation were $6,089,809 and $(1,315,042), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$90,331,170	$646,439	$2,335,243	$93,312,852
Rights	—	38,174	—	38,174
Total Investments in Securities	$90,331,170	$684,613	$2,335,243	$93,351,026

(a) The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of January 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Financials ETF

Quantitative information about Level 3 fair value measurements

Assets	Fair Value at 1/31/15	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$2,335,243	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	2.5%

The following is a reconciliation of investments in which significant inputs were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2014	$-
Transfers into Level 3	2,335,243
Ending Balance as of January 31, 2015	$2,335,243

For the period ended January 31, 2015, the transfer into Level 2 was due to a trading halt in the shares of the affected company. For the period ended January 31, 2015, the transfer into Level 3 was due to a long-term trading halt in the shares of the affected company. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA—73.5%
Industrials — 73.5%
Anhui Conch Cement, Cl H	82,037	$276,689
BYD, Cl H	41,244	150,808
China Communications Construction, Cl H	359,783	392,110
China COSCO Holdings, Cl H	290,262	144,133
China Lesso Group Holdings	108,745	53,297
China National Building Material, Cl H	278,917	269,444
China National Materials	122,246	32,322
China Railway Construction, Cl H	212,511	244,214
China Railway Group, Cl H	430,768	316,130
China Rongsheng Heavy Industry Group *	356,418	32,638
China Shanshui Cement Group	219,252	96,429
China Shipping Container Lines, Cl H *	421,852	132,758
China Shipping Development, Cl H	127,844	91,348
China South Locomotive and Rolling Stock	216,513	263,334
China Zhongwang Holdings	155,008	68,174
Dongfang Electric, Cl H	37,743	82,853
First Tractor, Cl H	45,941	33,833
Guangshen Railway, Cl H	160,688	83,314
Haitian International Holdings	71,696	139,261
Harbin Power Equipment, Cl H	70,771	50,842
Hollysys Automation Technologies *	4,362	109,879
Jiangsu Expressway, Cl H	137,479	170,755
Metallurgical Corp of China, Cl H	322,641	99,871
Sany Heavy Equipment International Holdings	103,294	22,249
Shanghai Electric Group, Cl H	314,451	193,050
Weichai Power, Cl H	54,659	217,132
Yangzijiang Shipbuilding Holdings	217,943	199,726
Zhejiang Expressway, Cl H	161,400	205,878
Zhuzhou CSR Times Electric, Cl H	58,093	325,180
TOTAL CHINA		4,497,651
HONG KONG— 26.6%
Industrials — 26.6%
AviChina Industry & Technology, Cl H	233,600	151,549
Beijing Capital International Airport, Cl H	156,171	148,450
China CNR, Cl H *	196,600	252,807
China High Speed Transmission Equipment Group	105,450	74,667
China International Marine Containers Group, Cl H	49,400	95,062
China Merchants Holdings International	85,411	314,507
China Resources Cement Holdings	195,541	116,517
Shanghai Industrial Holdings	52,099	154,214
Shenzhen International Holdings	90,496	130,491
Sunny Optical Technology Group	67,864	103,809

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Industrials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology	141,500	$87,053
TOTAL HONG KONG		1,629,126
TOTAL COMMON STOCK
(Cost $6,118,239)		6,126,777

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $322)	$322	322
TOTAL INVESTMENTS — 100.1%
(Cost $6,118,561) ††		$6,127,099

Percentages are based on Net Assets of $6,118,555.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $6,118,561, and the unrealized appreciation and depreciation were $782,173 and $(773,635), respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,126,777	$—	$—	$6,126,777
Time Deposit	—	322	—	322
Total Investments in Securities	$6,126,777	$322	$—	$6,127,099

For the period ended January 31, 2015, the transfers out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA—68.5%
Basic Materials — 68.5%
Aluminum Corp of China, Cl H *	259,499	$119,151
Angang Steel, Cl H	142,184	105,996
BBMG, Cl H	154,600	135,590
China BlueChemical	231,129	80,488
China Hongqiao Group	145,982	92,447
China Molybdenum, Cl H	157,288	99,404
Dongyue Group	147,457	51,730
Fosun International	94,600	132,749
Hunan Non-Ferrous Metal, Cl H *	203,387	105,453
Jiangxi Copper, Cl H	62,541	102,119
Maanshan Iron & Steel, Cl H	239,325	65,130
Real Gold Mining * (A) (B)	97,864	14,272
Sinofert Holdings	243,430	44,583
Sinopec Shanghai Petrochemical, Cl H	313,310	90,922
Sinopec Yizheng Chemical Fibre, Cl H	225,914	75,175
Zhaojin Mining Industry	111,444	67,125
Zijin Mining Group, Cl H	423,849	128,466
TOTAL CHINA		1,510,800
HONG KONG— 29.9%
Basic Materials — 29.9%
China Lumena New Materials * (A) (B)	417,750	6,735
China Precious Metal Resources Holdings *	434,700	38,125
Citic Pacific	61,100	104,968
Fufeng Group	124,044	62,715
Kingboard Chemical Holdings	52,800	85,669
Kingboard Laminates Holdings	104,928	44,525
Nine Dragons Paper Holdings	142,100	104,650
North Mining Shares, Cl C *	1,247,156	53,886
Shougang Concord International Enterprises *	851,424	37,337
West China Cement	321,100	36,030
Yingde Gases	127,049	85,865
TOTAL HONG KONG		660,505
SINGAPORE—1.5%
Basic Materials — 1.5%
Midas Holdings	133,166	33,461
TOTAL COMMON STOCK
(Cost $2,941,073)		2,204,766
TOTAL INVESTMENTS — 99.9%
(Cost $2,941,073)††		$2,204,766

Percentages are based on Net Assets of $2,205,971.

Schedule of Investments (Unaudited)	January 31, 2015

Global X China Materials ETF

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $21,007 and represented 0.95% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $21,007 and represents 0.95% of net assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $2,941,073, and the unrealized appreciation and depreciation were $76,934 and $(813,241) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,183,759	$—	$21,007	$2,204,766
Total Investments in Securities	$2,183,759	$—	$21,007	$2,204,766

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2015, the transfer out of Level 3 was due to the lifting of a trading halt in the shares of the affected company. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA—79.4%
Technology — 79.4%
21Vianet Group ADR *	27,803	$460,140
500.com ADR, Cl A *	13,512	231,325
Autohome ADR *	4,037	143,798
Baidu ADR *	6,102	1,329,748
BYD Electronic International	466,481	489,142
China Communications Services, Cl H	521,503	235,416
China Finance Online ADR *	10,539	52,484
ChinaCache International Holdings ADR *	5,672	60,690
Coolpad Group	1,519,715	307,732
FIH Mobile *	1,383,719	617,497
Kingdee International Software Group	1,063,849	345,773
Lenovo Group	1,069,963	1,385,521
NetEase ADR	14,157	1,546,652
O-Net Communications Group	285,900	60,474
Qihoo 360 Technology ADR *	20,122	1,177,540
Semiconductor Manufacturing International *	7,265,174	637,185
SINA *	19,708	713,824
Sohu.com *	14,790	830,311
Sungy Mobile ADR *	3,786	19,801
Tencent Holdings	93,835	1,597,531
Travelsky Technology, Cl H	191,955	203,013
YY ADR *	9,786	704,396
ZTE, Cl H	313,211	687,554
TOTAL CHINA		13,837,547
HONG KONG— 20.6%
Technology — 20.6%
Alibaba Health Information Technology *	1,064,729	703,104
ASM Pacific Technology	73,643	668,200
Chinasoft International *	638,676	203,464
Comba Telecom Systems Holdings	522,697	126,067
Digital China Holdings	485,338	458,211
Ju Teng International Holdings	481,344	253,295
TCL Communication Technology Holdings	309,432	273,779
V1 Group	1,933,678	149,639
VTech Holdings	53,892	759,723
TOTAL HONG KONG		3,595,482
TOTAL COMMON STOCK
(Cost $17,151,506)		17,433,029

Schedule of Investments (Unaudited)	January 31, 2015

Global X NASDAQ China Technology ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $9,625)	$9,625	$9,625
TOTAL INVESTMENTS — 100.1%
(Cost $17,161,131) ††		$17,442,654

Percentages are based on Net Assets of $17,431,159.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $17,161,131, and the unrealized appreciation and depreciation were $2,290,768 and $(2,009,245), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$17,433,029	$—	$—	$17,433,029
Time Deposit	—	9,625	—	9,625
Total Investments in Securities	$17,433,029	$9,625	$—	$17,442,654

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — 100.0%
INDONESIA—18.1%
Consumer Goods — 4.6%
Astra International	1,508,331	$934,707
Unilever Indonesia	85,596	242,074
		1,176,781
Financials — 9.0%
Bank Central Asia	920,256	971,654
Bank Mandiri	700,260	608,081
Bank Rakyat Indonesia Persero	806,860	743,642
		2,323,377
Telecommunications — 3.3%
Telekomunikasi Indonesia ADR	18,916	834,195
Utilities — 1.2%
Perusahaan Gas Negara	799,539	318,743
TOTAL INDONESIA		4,653,096
MALAYSIA—25.8%
Basic Materials — 1.2%
Petronas Chemicals Group	215,824	303,391
Consumer Goods — 1.4%
IOI	278,793	361,939
Consumer Services — 1.6%
Genting	166,215	404,542
Financials — 10.2%
CIMB Group Holdings	395,205	599,126
Malayan Banking	356,781	857,533
Public Bank	233,429	1,167,145
		2,623,804
Industrials — 2.5%
Sime Darby	242,546	628,427
Oil & Gas — 1.4%
Petronas Gas	59,339	363,100
Telecommunications — 5.9%
Axiata Group	323,228	641,467
DiGi.Com	279,900	494,531
Maxis	196,806	385,149
		1,521,147
Utilities — 1.6%
Tenaga Nasional	104,855	419,073
TOTAL MALAYSIA		6,625,423
PHILIPPINES—3.6%
Consumer Services — 1.9%
SM Investments	23,897	503,488

Schedule of Investments (Unaudited)	January 31, 2015

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.7%
Philippine Long Distance Telephone ADR	6,407	$427,347
TOTAL PHILIPPINES		930,835
SINGAPORE—37.4%
Consumer Goods — 1.5%
Wilmar International	157,721	375,332
Consumer Services — 3.7%
Genting Singapore	455,745	363,761
Jardine Cycle & Carriage	7,467	233,430
Singapore Airlines	37,773	353,136
		950,327
Financials — 22.0%
CapitaLand	190,288	489,396
DBS Group Holdings	130,373	1,906,793
Oversea-Chinese Banking	228,836	1,758,846
United Overseas Bank	88,787	1,521,013
		5,676,048
Industrials — 1.1%
Singapore Technologies Engineering	116,145	288,410
Oil & Gas — 2.7%
Keppel	107,007	688,021
Telecommunications — 6.4%
Singapore Telecommunications	549,434	1,656,707
TOTAL SINGAPORE		9,634,845
THAILAND—15.1%
Consumer Services — 1.6%
CP ALL	330,163	418,630
Financials — 5.6%
Bangkok Bank	35,701	207,792
Kasikornbank	87,518	593,615
Siam Commercial Bank	116,571	639,306
		1,440,713
Industrials — 1.3%
Siam Cement	22,486	342,134
Oil & Gas — 4.0%
PTT	64,014	676,714
PTT Exploration & Production	104,180	346,948
		1,023,662
Telecommunications — 2.6%
Advanced Info Service	89,071	666,740
TOTAL THAILAND		3,891,879
TOTAL COMMON STOCK
(Cost $28,454,205)		25,736,078

Schedule of Investments (Unaudited)	January 31, 2015

Global X Southeast Asia ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $11,370)	$11,370	$11,370
TOTAL INVESTMENTS — 100.0%
(Cost $28,465,575)††		$25,747,448

Percentages are based on Net Assets of $25,736,673.

††	At January 31, 2015, the tax basis cost of the Fund's investments was $28,465,575, and the unrealized appreciation and depreciation were $711,131 and $(3,429,258), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,736,078	$—	$—	$25,736,078
Time Deposit	—	11,370	—	11,370
Total Investments in Securities	$25,736,078	$11,370	$—	$25,747,448

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 96.4%
CHILE—50.2%
Basic Materials — 5.2%
CAP	4,961	$12,164
Empresas CMPC	71,889	178,689
Sociedad Quimica y Minera de Chile ADR	5,895	140,655
		331,508
Consumer Goods — 1.4%
Cia Cervecerias Unidas ADR	4,761	87,317
Consumer Services — 9.4%
Cencosud	72,270	177,045
Latam Airlines Group ADR *	21,465	222,592
SACI Falabella	30,775	202,028
		601,665
Financials — 11.4%
Banco de Chile ADR	2,562	168,426
Banco de Credito e Inversiones	2,775	116,279
Banco Santander Chile ADR	10,022	190,819
Corpbanca ADR	6,866	114,113
Parque Arauco	33,174	58,886
Sociedad Matriz Banco de Chile, Cl B *	297,300	82,420
		730,943
Oil & Gas — 4.3%
Empresas COPEC	24,359	275,845
Technology — 1.1%
Sonda	30,294	73,395
Telecommunications — 1.0%
ENTEL Chile	6,995	65,756
Utilities — 16.4%
AES Gener	162,171	83,603
Aguas Andinas, Cl A	187,112	107,242
Colbun	453,226	123,407
E.CL	34,582	54,039
Empresa Nacional de Electricidad ADR	6,935	296,125
Enersis ADR	25,348	386,557
		1,050,973
TOTAL CHILE		3,217,402
COLOMBIA—29.6%
Consumer Goods — 5.0%
Almacenes Exito	16,154	165,784
Grupo Nutresa	14,985	156,863
		322,647
Financials — 12.4%
BanColombia ADR	7,015	324,584
Celsia ESP	21,800	46,088

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Financiera Colombiana	7,460	$113,491
Grupo Aval Acciones y Valores ADR	6,406	66,174
Grupo de Inversiones Suramericana	16,947	246,274
		796,611
Industrials — 4.5%
Cementos Argos	29,872	112,817
Grupo Argos	23,366	177,643
		290,460
Oil & Gas — 5.4%
Ecopetrol ADR	17,866	291,216
Pacific Rubiales Energy^	22,454	52,241
		343,457
Utilities — 2.3%
Interconexion Electrica	24,010	73,922
Isagen	58,940	69,804
		143,726
TOTAL COLOMBIA		1,896,901
PERU—16.6%
Basic Materials — 7.4%
Cia de Minas Buenaventura ADR	14,912	170,295
Southern Copper	11,201	305,563
		475,858
Financials — 9.2%
BBVA Banco Continental	19,000	25,516
Credicorp	1,056	153,859
Credicorp Ltd.	2,818	406,130
		585,505
TOTAL PERU		1,061,363
TOTAL COMMON STOCK
(Cost $9,186,752)		6,175,666

PREFERRED STOCK — 3.4%
COLOMBIA—3.4%
Financials — 2.3%
Banco Davivienda	7,230	76,039
Grupo Aval Acciones y Valores	134,171	70,776
		146,815
Industrials — 1.1%
Grupo Argos	9,050	68,804
TOTAL PREFERRED STOCK
(Cost $256,078)		215,619

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Andean 40 ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $13,851)	$13,851	$13,851
TOTAL INVESTMENTS — 100.0%
(Cost $9,456,681)††		$6,405,136

Percentages are based on Net Assets of $6,403,675.

^	Security traded on the Toronto Stock Exchange
*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $9,456,681, and the unrealized appreciation and depreciation were $88,142 and $(3,139,687), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,175,666	$—	$—	$6,175,666
Preferred Stock	215,619	—	—	215,619
Time Deposit	—	13,851	—	13,851
Total Investments in Securities	$6,391,285	$13,851	$—	$6,405,136

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 88.2%
COLOMBIA—88.2%
Consumer Goods — 9.5%
Almacenes Exito	279,361	$2,867,005
Grupo Nutresa	290,827	3,044,371
		5,911,376
Financials — 37.3%
Banco de Bogota	22,837	582,362
BanColombia ADR	302,455	13,994,593
Bolsa de Valores de Colombia	142,303,326	1,080,711
Celsia ESP	937,121	1,981,188
Financiera Colombiana	59,471	904,753
Grupo Aval Acciones y Valores	167,211	85,459
Grupo Aval Acciones y Valores ADR (A)	63,319	654,085
Grupo de Inversiones Suramericana	280,669	4,078,687
Interbolsa * (B) (C)	1,320,603	542
		23,362,380
Industrials — 11.6%
Cementos Argos	262,087	989,820
Cemex Latam Holdings *	372,012	2,324,311
Construcciones El Condor	1,127,250	462,747
Constructora Conconcreto	1,445,169	812,759
Grupo Argos	241,695	1,837,517
Mineros	1,127,463	879,384
		7,306,538
Oil & Gas — 18.6%
Canacol Energy *	517,954	1,462,420
Ecopetrol ADR (A)	581,887	9,484,758
Pacific Rubiales Energy^	299,178	696,065
		11,643,243
Utilities — 11.2%
Empresa de Energia de Bogota	3,228,177	2,093,809
Interconexion Electrica	816,762	2,514,661
Isagen	2,008,759	2,379,011
		6,987,481
TOTAL COMMON STOCK
(Cost $91,122,535)		55,211,018

PREFERRED STOCK — 11.6%
COLOMBIA—11.6%
Consumer Services — 4.9%
Avianca Holdings	2,021,176	3,065,782
Financials — 6.5%
Banco Davivienda	218,969	2,302,950
Grupo Aval Acciones y Valores	1,431,941	755,354

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
PREFERRED STOCK— continued
Financials — continued
Grupo de Inversiones Suramericana	69,303	$990,043
		4,048,347
Industrials — 0.2%
Grupo Argos	15,538	118,130
TOTAL PREFERRED STOCK
(Cost $8,557,344)		7,232,259

TIME DEPOSIT — 1.3%
Brown Brothers Harriman 0.030%, 02/02/15
(Cost $819,718)	$819,718	819,718
TOTAL INVESTMENTS — 101.1%
(Cost $100,499,597)††		$63,262,995

Percentages are based on Net Assets of $62,558,603.

* ^	Non-income producing security. Security traded on the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $5,677,686. These securities are collateralized by cash in the amount of $5,930,851, which is held at Citibank.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $542 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $542 and represents 0.0% of net assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $100,499,597, and the unrealized appreciation and depreciation were $815,874 and $(38,052,476), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$55,210,476	$—	$542	$55,211,018
Preferred Stock	7,232,259	—	—	7,232,259
Time Deposit	—	819,718	—	819,718
Total Investments in Securities	$62,442,735	$819,718	$542	$63,262,995

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2015, the transfer out of Level 3 was due to the lifting of a trading halt in the shares of the affected company. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 93.2%
BRAZIL—93.2%
Basic Materials — 10.0%
Cia Siderurgica Nacional ADR	66,333	$99,500
Fibria Celulose ADR *	24,623	298,677
Gerdau ADR	49,052	169,229
		567,406
Consumer Goods — 10.2%
Cosan, Cl A	7,840	54,096
Cosan Industria e Comercio	5,683	51,935
Hypermarcas *	17,787	120,802
JBS	46,025	196,158
M Dias Branco	1,996	61,571
Natura Cosmeticos	8,129	94,942
		579,504
Consumer Services — 14.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	6,526	214,118
Kroton Educacional	78,180	358,250
Localiza Rent a Car	7,102	92,340
Lojas Renner	6,051	158,928
		823,636
Financials — 12.1%
BM&F Bovespa	83,646	283,578
BR Malls Participacoes	20,291	115,130
CETIP - Mercados Organizados	10,372	133,118
Cyrela Brazil Realty Empreendimentos e Participacoes	11,379	45,826
Multiplan Empreendimentos Imobiliarios	3,699	66,409
Porto Seguro	4,506	45,493
		689,554
Industrials — 12.0%
All America Latina Logistica	22,202	31,845
Duratex	13,363	36,989
EcoRodovias Infraestrutura e Logistica	9,527	36,806
Embraer ADR	5,174	182,435
Klabin	45,434	231,723
WEG	13,705	163,386
		683,184
Telecommunications — 9.7%
Oi ADR	27,575	54,323
Tim Participacoes ADR	22,497	496,509
		550,832
Utilities — 24.7%
Centrais Eletricas Brasileiras ADR	50,023	94,043
Cia de Saneamento Basico do Estado de Sao Paulo ADR	30,277	147,146
Cia Energetica de Minas Gerais ADR	34,017	153,417
Cia Paranaense de Energia ADR	4,565	52,954

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Mid Cap ETF

	Shares/Face Amount/Number of Warrants	Value
COMMON STOCK — continued
Utilities — continued
CPFL Energia ADR	22,850	$285,854
EDP - Energias do Brasil	11,181	36,073
Tractebel Energia	9,767	113,309
Ultrapar Participacoes ADR	26,821	525,155
		1,407,951
TOTAL COMMON STOCK
(Cost $7,130,408)		5,302,067

PREFERRED STOCK — 5.8%
BRAZIL—5.8%
Basic Materials — 1.4%
Braskem	6,894	31,976
Metalurgica Gerdau	12,555	46,025
		78,001
Consumer Services — 2.3%
Lojas Americanas	22,549	130,630
Financials — 0.8%
Bradespar	10,496	45,399
Utilities — 1.3%
Cia Energetica de Sao Paulo	8,366	73,431
TOTAL PREFERRED STOCK
(Cost $636,241)		327,461

CORPORATE OBLIGATIONS — 0.8%
Hypermarcas
11.300%, 10/15/18(A) (B)	$59,000	22,344
3.000%, 10/15/15(A) (B)	59,000	22,344
TOTAL CORPORATE OBLIGATION
(Cost $70,852)		44,688

WARRANT — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price 29.48, Expires 10/15/15(A) (B)*
(Cost $–)	59	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $6,281)	6,281	6,281
TOTAL INVESTMENTS — 99.9%
(Cost $7,843,782)††		$5,680,497

Percentages are based on Net Assets of $5,688,355.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Mid Cap ETF

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $44,688 and represented 0.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $44,688 and represents 0.8% of net assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $7,843,782, and the unrealized appreciation and depreciation were $292,033 and $(2,455,318), respectively.

ADR — American Depositary Receipt
Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,302,067	$—	$—	$5,302,067
Preferred Stock	327,461	—	—	327,461
Corporate Obligations	—	—	44,688	44,688
Warrant	—	—	—	—
Time Deposit	—	6,281	—	6,281
Total Investments in Securities	$5,629,528	$6,281	$44,688	$5,680,497

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 93.1%
BRAZIL—93.1%
Consumer Goods — 52.2%
AMBEV ADR	67,379	$443,354
Arezzo Industria e Comercio	9,212	80,445
BRF ADR	16,565	392,922
Cia Hering	30,703	208,065
Cosan, Cl A	36,219	249,911
Cosan Industria e Comercio	26,307	240,411
Gafisa ADR	43,464	62,154
Grendene	14,552	75,519
Hypermarcas *	66,380	450,826
JBS	96,516	411,349
M Dias Branco	9,208	284,041
Marfrig Alimentos *	52,486	97,768
Minerva *	21,385	68,755
Natura Cosmeticos	32,036	374,163
Sao Martinho	10,442	132,499
SLC Agricola	9,126	48,619
Souza Cruz	54,892	459,921
		4,080,722
Consumer Services — 40.9%
B2W Cia Digital *	20,324	172,635
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,304	338,074
Cosan Logistica *	31,887	26,016
Estacio Participacoes	40,500	251,824
GAEC Educacao	7,600	58,751
Gol Linhas Aereas Inteligentes ADR	21,007	94,532
International Meal Holdings	8,867	25,271
Kroton Educacional	62,828	287,901
Localiza Rent a Car	32,501	422,579
Lojas Renner	15,161	398,201
Marisa Lojas	10,296	56,232
Multiplus	9,427	122,043
Raia Drogasil	42,442	408,735
Restoque Comercio e Confeccoes de Roupas	20,979	58,149
Smiles	12,161	191,417
Via Varejo *	47,074	309,536
		3,221,896
TOTAL COMMON STOCK
(Cost $9,029,674)		7,302,618

PREFERRED STOCK — 5.9%
BRAZIL—5.9%
Consumer Goods — 0.9%
Alpargatas	23,258	73,910

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
PREFERRED STOCK — continued
Consumer Services — 5.0%
Lojas Americanas	67,512	$391,108
TOTAL PREFERRED STOCK
(Cost $421,973)		465,018

CORPORATE OBLIGATIONS — 0.8%
Hypermarcas
11.300%, 10/15/18(A) (B)	$84,000	31,812
3.000%, 10/15/15(A) (B)	84,000	31,812
TOTAL CORPORATE OBLIGATIONS
(Cost $100,874)		63,624

WARRANT — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price 29.48, Expires 10/15/15(A) (B)*
(Cost $–)	84	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $4,486)	4,486	4,486
TOTAL INVESTMENTS — 99.9%
(Cost $9,557,007)††		$7,835,746

Percentages are based on Net Assets of $7,846,965.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $63,624 and represented 0.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $63,624 and represents 0.8% of net assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $9,557,007, and the unrealized appreciation and depreciation were $871,382 and $(2,592,643) respectively.

ADR — American Depositary Receipt Cl — Class
Amounts designated as “–“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,302,618	$—	$—	$7,302,618
Preferred Stock	465,018	—	—	465,018
Corporate Obligations	—	—	63,624	63,624
Warrant	—	—	—	—
Time Deposit	—	4,486	—	4,486
Total Investments in Securities	$7,767,636	$4,486	$63,624	$7,835,746

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Consumer ETF

As of January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK — 95.9%
BRAZIL—95.9%
Financials — 95.9%
Aliansce Shopping Centers	2,682	$16,087
Banco Bradesco ADR	9,818	122,529
Banco do Brasil	6,543	50,361
Banco Santander Brasil ADR	24,795	114,553
BB Seguridade Participacoes	5,207	57,032
BM&F Bovespa	16,981	57,569
BR Malls Participacoes	9,851	55,894
BR Properties	6,594	21,888
Brasil Brokers Participacoes	7,064	7,105
Brasil Insurance Participacoes e Administracao	3,444	2,592
CETIP - Mercados Organizados	5,218	66,970
Cielo	4,004	59,668
Cyrela Brazil Realty Empreendimentos e Participacoes	8,984	36,181
Even Construtora e Incorporadora	8,254	13,315
Ez Tec Empreendimentos e Participacoes	1,914	11,766
Grupo BTG Pactual, Cl Miscellaneous	5,799	57,035
Helbor Empreendimentos	4,030	5,870
Iguatemi Empresa de Shopping Centers	2,506	22,687
Itau Unibanco Holding ADR	9,754	118,218
LPS Brasil Consultoria de Imoveis	2,217	4,716
MRV Engenharia e Participacoes	10,991	28,294
Multiplan Empreendimentos Imobiliarios	2,951	52,980
PDG Realty Empreendimentos e Participacoes *	50,066	9,699
Porto Seguro	3,633	36,679
Qualicorp *	6,620	65,480
Sul America	12,263	52,128
TOTAL COMMON STOCK
(Cost $1,644,234)		1,147,296

PREFERRED STOCK — 3.3%
BRAZIL—3.3%
Financials — 3.3%
Banco ABC Brasil	1,997	8,444
Banco do Estado do Rio Grande do Sul	6,668	30,307
TOTAL PREFERRED STOCK
(Cost $55,176)		38,751
TOTAL INVESTMENTS — 99.2%
(Cost $1,699,410)††		$1,186,047

Percentages are based on Net Assets of $1,196,131.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $1,699,410, and the unrealized appreciation and depreciation were $48,775 and $(562,138), respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2015

Global X Brazil Financials ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,147,296	$—	$—	$1,147,296
Preferred Stock	38,751	—	—	38,751
Total Investments in Securities	$1,186,047	$—	$—	$1,186,047

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA—82.3%
Basic Materials — 20.0%
Tenaris ADR	120,199	$3,394,420
Consumer Goods — 2.3%
Cresud SACIF y A ADR *	38,544	397,006
Consumer Services — 19.6%
Arcos Dorados Holdings, Cl A	118,923	660,022
MercadoLibre	21,390	2,651,076
		3,311,098
Financials — 17.2%
Banco Macro ADR	21,517	831,417
BBVA Banco Frances ADR	53,350	754,903
Grupo Financiero Galicia ADR	57,048	933,305
IRSA Inversiones y Representaciones ADR	24,958	385,352
		2,904,977
Oil & Gas — 11.3%
Petrobras Argentina ADR	87,224	424,781
Transportadora de Gas del Sur ADR	131,629	411,999
YPF ADR	46,205	1,083,507
		1,920,287
Telecommunications — 7.2%
Grupo Clarin GDR, Cl B	47,588	452,562
Telecom Argentina ADR	40,048	763,315
		1,215,877
Utilities — 4.7%
Empresa Distribuidora Y Comercializadora Norte ADR *	29,851	298,510
Pampa Energia ADR *	45,946	496,217
		794,727
TOTAL ARGENTINA		13,938,392
CANADA—6.7%
Basic Materials — 4.7%
Pan American Silver	28,761	335,353
Silver Standard Resources *	73,218	451,755
		787,108
Industrials — 1.4%
Finning International	14,647	242,008
Oil & Gas — 0.6%
Pan American Silver	8,931	104,810
TOTAL CANADA		1,133,926
CHILE—5.7%
Consumer Goods — 3.9%
Cia Cervecerias Unidas ADR	17,865	327,644

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Embotelladora Andina ADR, Cl B	19,440	$325,426
		653,070
Consumer Services — 1.8%
Cencosud	126,938	310,969
TOTAL CHILE		964,039
HONG KONG— 1.1%
Oil & Gas — 1.1%
EPI Holdings *	11,612,500	191,711
MEXICO—1.9%
Consumer Goods — 1.9%
Arca Continental *	54,100	321,211
SPAIN—2.0%
Consumer Goods — 2.0%
Prosegur Cia de Seguridad	61,800	343,810
TOTAL COMMON STOCK
(Cost $20,439,048)		16,893,089

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $27,089)	$27,089	27,089
TOTAL INVESTMENTS — 99.9%
(Cost $20,466,137)††		$16,920,178

Percentages are based on Net Assets of $16,932,363.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $20,466,137, and the unrealized appreciation and depreciation were $627,156 and $(4,173,115), respectively.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,893,089	$—	$—	$16,893,089
Time Deposit	—	27,089	—	27,089
Total Investments in Securities	$16,893,089	$27,089	$—	$16,920,178

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Greece 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.7%
GREECE—99.7%
Basic Materials — 5.1%
Mytilineos Holdings *	1,121,832	$6,367,644
Consumer Goods — 19.6%
Coca-Cola HBC	893,251	14,368,325
Coca-Cola HBC AG ADR	213,250	3,401,338
JUMBO	710,487	6,758,754
		24,528,417
Consumer Services — 10.7%
Folli Follie	237,665	7,104,445
OPAP	733,558	6,208,386
		13,312,831
Financials — 22.0%
Alpha Bank AE *	21,487,470	7,856,213
Eurobank Ergasias *	29,442,523	3,654,691
National Bank of Greece ADR * (A)	8,522,431	9,374,674
Piraeus Bank *	11,294,222	6,601,902
		27,487,480
Industrials — 12.8%
Ellaktor	1,832,438	3,515,290
Metka	369,033	3,752,087
Titan Cement	330,799	7,372,491
Viohalco *	546,460	1,325,805
		15,965,673
Oil & Gas — 7.6%
Hellenic Petroleum	996,060	4,226,261
Motor Oil Hellas Corinth Refineries	786,426	5,324,662
		9,550,923
Real Estate Investment Trusts — 3.9%
Eurobank Properties Real Estate Investment	550,787	4,910,138
Telecommunications — 9.0%
Hellenic Telecommunications Organization	1,362,870	11,257,669
Utilities — 9.0%
Athens Water Supply & Sewage	589,537	3,845,226
Public Power	1,146,258	6,208,784
Terna Energy	480,845	1,150,334
		11,204,344
TOTAL COMMON STOCK
(Cost $215,497,673)		124,585,119

U.S. TREASURY OBLIGATION — 11.2%
United States Treasury Bills
0.001%, 02/26/15(B)
(Cost $13,999,990)	$14,000,000	13,999,930

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Greece 20 ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 0.4%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $427,501 (collateralized by U.S. Treasury Notes, par value $435,309, 0.625%, 05/31/17 with a total market value of $434,029) (C)
(Cost $427,500)	$427,500	$427,500

TOTAL INVESTMENTS — 111.3%
(Cost $229,925,163)††		$139,012,549

Percentages are based on Net Assets of $124,933,222.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $351,747.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $427,500.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $229,925,163, and the unrealized appreciation and depreciation were $0 and $(90,912,614), respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,585,119	$—	$—	$124,585,119
U.S. Treasury Obligation	—	13,999,930	—	13,999,930
Repurchase Agreement	—	427,500	—	427,500
Total Investments in Securities	$124,585,119	$14,427,430	$—	$139,012,549

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.7%
BERMUDA—0.2%
Industrials — 0.2%
Avance Gas Holding	12,700	$162,631
CYPRUS—0.2%
Oil & Gas — 0.2%
Songa Offshore *	554,900	110,257
NORWAY—97.2%
Basic Materials — 12.6%
Borregaard	74,000	520,353
Norsk Hydro	632,457	3,721,055
Yara International	88,237	4,584,613
		8,826,021
Consumer Goods — 12.0%
Austevoll Seafood	94,600	552,916
Bakkafrost P	22,195	461,053
Kongsberg Automotive Holding *	231,893	182,211
Leroy Seafood Group	19,920	699,083
Marine Harvest	192,711	2,523,730
Orkla	471,858	3,476,304
Salmar	30,940	477,044
		8,372,341
Consumer Services — 6.1%
Norwegian Air Shuttle * (A)	19,291	756,656
Schibsted	54,340	3,505,580
		4,262,236
Financials — 18.8%
Aker, Cl A	22,000	468,357
DnB	541,398	7,844,526
Gjensidige Forsikring	144,093	2,426,184
Norwegian Property	229,968	308,583
Selvaag Bolig	46,387	125,087
Sparebank 1 Nord Norge	54,522	263,799
SpareBank 1 SMN	93,400	662,796
Storebrand	348,988	1,053,651
		13,152,983
Industrials — 3.2%
American Shipping	23,414	90,629
BW LPG (A)	45,260	280,243
Deep Sea Supply	363,400	191,769
Golden Ocean Group	355,300	220,592
Hexagon Composites (A)	39,700	96,811
Hoegh LNG Holdings *	37,950	374,579
Ocean Yield	24,009	145,594
Stolt-Nielsen	27,760	436,968

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Thin Film Electronics * (A)	198,749	$155,912
Wilh Wilhelmsen, Cl B	53,327	297,924
		2,291,021
Oil & Gas — 27.5%
Aker Solutions (A)	117,086	287,031
Aker Solutions *	117,586	574,086
Archer *	275,900	109,285
Awilco Drilling (A)	8,833	93,453
BW Offshore	380,800	364,070
Det Norske Oljeselskap * (A)	85,505	355,237
DNO International * (A)	462,884	1,015,293
Fred Olsen Energy	26,400	220,383
Kvaerner	183,800	214,380
Odfjell Drilling	34,903	40,440
Petroleum Geo-Services (A)	150,890	818,063
ProSafe	180,270	481,464
REC Solar *	20,520	270,052
Renewable Energy * (A)	1,377,600	295,587
Seadrill	182,020	1,933,985
Statoil	635,717	10,531,716
TGS Nopec Geophysical (A)	72,520	1,679,548
		19,284,073
Technology — 4.3%
Atea	61,392	679,229
Nordic Semiconductor	128,344	885,931
Opera Software (B)	107,300	1,419,037
		2,984,197
Telecommunications — 12.7%
Telenor	414,606	8,896,068
TOTAL NORWAY		68,068,940
UNITED KINGDOM— 2.1%
Oil & Gas — 2.1%
Subsea 7	174,424	1,483,071
TOTAL COMMON STOCK
(Cost $99,990,365)		69,824,899

REPURCHASE AGREEMENT — 4.9%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $3,421,725 (collateralized by U.S. Treasury Notes, par value $3,484,217, 0.625%, 05/31/17 with a total market value of $3,473,974) (B)
(Cost $3,421,714)	$3,421,714	3,421,714

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Norway ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $65,393)	$65,393	$65,393
TOTAL INVESTMENTS — 104.7%
(Cost $103,477,472)††		$73,312,006

Percentages are based on Net Assets of $70,051,064.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $3,386,403.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $3,421,714.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $103,477,472, and the unrealized appreciation and depreciation were $1,354,537 and $(31,520,003) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,824,899	$—	$—	$69,824,899
Repurchase Agreement	—	3,421,714	—	3,421,714
Time Deposit	—	65,393	—	65,393
Total Investments in Securities	$69,824,899	$3,487,107	$—	$73,312,006

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.4%
DENMARK—24.2%
Consumer Goods — 1.3%
Carlsberg, Cl B	10,020	$736,664
Financials — 3.3%
Danske Bank	68,933	1,787,876
Health Care — 17.2%
Coloplast, Cl B	9,510	750,346
Novo Nordisk ADR	171,588	7,645,961
Novozymes, Cl B	21,850	996,629
		9,392,936
Industrials — 2.4%
A P Moller - Maersk, Cl B	642	1,302,121
TOTAL DENMARK		13,219,597
FINLAND—13.6%
Financials — 4.0%
Sampo, Cl A	44,881	2,173,728
Industrials — 3.0%
Kone, Cl B	36,224	1,633,037
Technology — 5.0%
Nokia ADR	358,048	2,721,165
Utilities — 1.6%
Fortum	42,189	899,796
TOTAL FINLAND		7,427,726
NORWAY—11.5%
Basic Materials — 3.0%
Norsk Hydro	126,420	743,791
Yara International	16,637	864,424
		1,608,215
Financials — 2.7%
DnB	101,946	1,477,135
Oil & Gas — 3.2%
Seadrill	32,792	348,419
Statoil ADR (A)	83,719	1,406,479
		1,754,898
Telecommunications — 2.6%
Telenor	66,056	1,417,343
TOTAL NORWAY		6,257,591
SWEDEN—50.1%
Consumer Goods — 2.5%
Svenska Cellulosa, Cl B	55,193	1,335,715
Consumer Services — 6.3%
Hennes & Mauritz, Cl B	83,495	3,441,761

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 20.6%
Investor, Cl B	43,101	$1,572,434
Nordea Bank	279,185	3,553,745
Skandinaviska Enskilda Banken, Cl A	138,625	1,674,067
Svenska Handelsbanken, Cl A	42,057	1,996,989
Swedbank, Cl A	99,685	2,417,278
		11,214,513
Industrials — 12.6%
Assa Abloy, Cl B	29,839	1,631,461
Atlas Copco, Cl A	59,033	1,750,484
Sandvik	93,991	986,216
SKF, Cl B	39,329	929,449
Volvo, Cl B	133,473	1,563,447
		6,861,057
Technology — 5.8%
Ericsson ADR	261,877	3,176,568
Telecommunications — 2.3%
TeliaSonera	205,961	1,271,003
TOTAL SWEDEN		27,300,617
TOTAL COMMON STOCK
(Cost $51,341,943)		54,205,531

REPURCHASE AGREEMENT — 1.6%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $853,403 (collateralized by U.S. Treasury Notes, par value $868,989, 0.625%, 05/31/17 with a total market value of $866,434) (B)
(Cost $853,400)	$853,400	853,400

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $3,431)	3,431	3,431

TOTAL INVESTMENTS — 101.0%
(Cost $52,198,774)††		$55,062,362

Percentages are based on Net Assets of $54,505,742.

(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $848,962.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $853,400.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $52,198,774, and the unrealized appreciation and depreciation were $6,339,460 and $(3,475,872), respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Nordic Region ETF

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,205,531	$—	$—	$54,205,531
Repurchase Agreement	—	853,400	—	853,400
Time Deposit	—	3,431	—	3,431
Total Investments in Securities	$54,205,531	$856,831	$—	$55,062,362

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — 100.9%
CANADA—15.1%
Basic Materials — 15.1%
Centerra Gold	12,422	$74,653
Dundee Precious Metals *	33,719	95,204
SouthGobi Resources *	34,150	17,618
Turquoise Hill Resources *	32,255	92,894
TOTAL CANADA		280,369
CHINA—8.8%
Oil & Gas — 8.8%
MIE Holdings	778,900	88,405
SPT Energy Group	472,400	75,551
TOTAL CHINA		163,956
HONG KONG— 2.2%
Basic Materials — 2.2%
Mongolia Energy *	779,200	40,702
KAZAKHSTAN—29.0%
Financials — 6.9%
Halyk Savings Bank of Kazakhstan JSC GDR	20,880	127,786
Oil & Gas — 15.9%
KazMunaiGas Exploration Production JSC GDR	15,312	175,322
Nostrum Oil & Gas *	12,824	120,763
		296,085
Telecommunications — 6.2%
KCell JSC GDR	15,292	116,219
TOTAL KAZAKHSTAN		540,090
MONGOLIA—4.4%
Basic Materials — 4.4%
Mongolian Mining *	2,141,650	82,867
NETHERLANDS—4.6%
Telecommunications — 4.6%
VimpelCom ADR	24,000	86,400
SWEDEN—4.6%
Telecommunications — 4.6%
TeliaSonera	13,886	85,692
UNITED ARAB EMIRATES— 8.0%
Oil & Gas — 8.0%
Dragon Oil	17,748	148,473
UNITED KINGDOM— 24.2%
Basic Materials — 18.4%
Central Asia Metals	40,299	87,762
China Nonferrous Gold *	207,013	80,060
KAZ Minerals	28,442	85,776

Schedule of Investments (Unaudited)	January 31, 2015

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Polymetal International	9,920	$89,021
		342,619
Financials — 4.6%
Bank of Georgia Holdings	2,813	85,807
Oil & Gas — 1.2%
Tethys Petroleum *	161,445	22,429
TOTAL UNITED KINGDOM		450,855
TOTAL COMMON STOCK
(Cost $2,499,464)		1,879,404
TOTAL INVESTMENTS — 100.9%
(Cost $2,499,469)††		$1,879,404

Percentages are based on Net Assets of $1,861,948.

*	Non-income producing security.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $2,499,469, and the unrealized appreciation and depreciation were $45,946 and $(666,011), respectively.

ADR — American Depositary Receipt GDR — Global Depositary Receipt

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,879,404	$—	$—	$1,879,404
Total Investments in Securities	$1,879,404	$—	$—	$1,879,404

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Nigeria ETF

	Shares/Rights	Value
COMMON STOCK — 100.0%
NIGERIA—100.0%
Consumer Goods — 34.4%
Guinness Nigeria	862,958	$594,467
Nestle Nigeria	300,615	1,274,866
Nigerian Breweries	3,814,439	2,870,835
Unilever Nigeria	2,309,863	422,312
		5,162,480
Financials — 47.1%
Access Bank	13,673,500	375,351
Diamond Bank	14,661,100	278,149
Ecobank Transnational	8,902,134	763,310
FBN Holdings	15,521,992	583,206
Fidelity Bank *	17,947,245	118,887
First City Monument Bank	13,878,316	150,771
Guaranty Trust Bank	14,274,000	1,515,147
Skye Bank	11,786,900	124,303
Stanbic IBTC Holdings	4,413,200	608,072
Transnational Corp of Nigeria	31,935,000	477,248
UAC of Nigeria	2,285,780	450,615
United Bank for Africa	19,588,762	363,332
Zenith Bank	15,091,100	1,280,384
		7,088,775
Industrials — 8.7%
Ashaka Cement	1,232,886	139,165
Dangote Cement	748,300	618,626
Lafarge Cement WAPCO Nigeria	1,242,800	543,684
		1,301,475
Oil & Gas — 9.8%
Forte Oil	596,228	726,722
Oando	4,795,500	391,112
SEPLAT Petroleum Development	223,067	360,820
		1,478,654
TOTAL COMMON STOCK
(Cost $22,117,584)		15,031,384

RIGHTS — 0.0%
NIGERIA — 0.0%
United Bank for Africa, Expires 02/12/2015(A) (B) (Cost $–)	1,558,086	—

TOTAL INVESTMENTS — 100.0%
(Cost $22,117,584)††		$15,031,384

Percentages are based on Net Assets of $15,037,347.

Schedule of Investments (Unaudited)	January 31, 2015

Global X MSCI Nigeria ETF

*	Non-income producing security

(A)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $- and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $- and represents 0.0% of net assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $22,117,584, and the unrealized appreciation and depreciation were $0 and $(7,086,200) respectively.

Amounts designated as “–“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,031,384	$—	$—	$15,031,384
Rights	—	—	—	—
Total Investments in Securities	$15,031,384	$—	$—	$15,031,384

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA—3.2%
Consumer Services — 1.9%
Arcos Dorados Holdings, Cl A	91,050	$505,327
MercadoLibre	15,219	1,886,243
		2,391,570
Oil & Gas — 1.3%
YPF ADR	72,199	1,693,067
TOTAL ARGENTINA		4,084,637
AUSTRALIA—0.8%
Basic Materials — 0.7%
Paladin Energy *	2,280,600	674,886
Resolute Mining *	878,900	253,244
		928,130
Consumer Services — 0.1%
Donaco International * (A)	261,700	111,070
iSentric *	34,028	4,770
		115,840
TOTAL AUSTRALIA		1,043,970
BAHRAIN—0.1%
Financials — 0.1%
Al-Salam Bank	245,400	77,450
BANGLADESH—1.0%
Consumer Services — 0.3%
Square Pharmaceuticals	110,066	361,275
Telecommunications — 0.7%
GrameenPhone	224,000	952,090
TOTAL BANGLADESH		1,313,365
CANADA—2.6%
Basic Materials — 2.0%
African Barrick Gold	187,830	795,249
Asanko Gold *	64,024	100,988
Endeavour Mining *	315,145	149,128
First Quantum Minerals	88,116	805,445
Turquoise Hill Resources *	271,872	791,205
		2,642,015
Oil & Gas — 0.6%
Pan American Silver	66,496	780,363
TOTAL CANADA		3,422,378
CAYMAN ISLANDS— 0.4%
Consumer Services — 0.4%
NagaCorp	630,983	495,616

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
CHILE—4.3%
Basic Materials — 0.3%
Empresas CMPC	91,200	$226,689
Sociedad Quimica y Minera de Chile, Cl B	7,300	174,487
		401,176
Consumer Services — 1.5%
Cencosud	68,400	167,565
Latam Airlines Group *	81,860	864,226
SACI Falabella	139,280	914,330
		1,946,121
Financials — 0.3%
Banco de Chile	1,978,527	218,302
Banco Santander Chile	4,466,600	212,268
		430,570
Oil & Gas — 0.2%
Empresas COPEC	19,380	219,462
Utilities — 2.0%
Empresa Nacional de Electricidad	891,449	1,276,759
Enersis	4,028,453	1,248,123
		2,524,882
TOTAL CHILE		5,522,211
COLOMBIA—1.0%
Consumer Goods — 0.1%
Almacenes Exito	12,540	128,695
Financials — 0.1%
Grupo de Inversiones Suramericana	10,671	155,071
Industrials — 0.1%
Cementos Argos	41,046	155,018
Oil & Gas — 0.7%
Ecopetrol	601,248	482,529
Pacific Rubiales Energy^	145,679	338,935
		821,464
TOTAL COLOMBIA		1,260,248
CZECH REPUBLIC— 1.3%
Financials — 0.2%
Komercni Banka	1,254	255,589
Telecommunications — 0.1%
Telefonica Czech Republic	17,100	151,169
Utilities — 1.0%
CEZ	53,351	1,250,177
TOTAL CZECH REPUBLIC		1,656,935

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
EGYPT—0.7%
Financials — 0.5%
Commercial International Bank Egypt SAE	56,100	$407,997
Talaat Moustafa Group	174,850	264,692
		672,689
Telecommunications — 0.2%
Global Telecom Holding SAE *	290,003	177,669
TOTAL EGYPT		850,358
FRANCE—0.2%
Oil & Gas — 0.2%
Etablissements Maurel et Prom	30,841	249,395
GREECE—0.1%
Industrials — 0.1%
Metka	7,682	78,106
HUNGARY—0.6%
Consumer Services — 0.1%
Richter Gedeon Nyrt	15,996	217,160
Financials — 0.4%
OTP Bank	36,870	488,498
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	3,078	123,516
TOTAL HUNGARY		829,174
INDONESIA—9.4%
Basic Materials — 1.3%
Indocement Tunggal Prakarsa	161,600	293,412
Semen Indonesia Persero	1,145,785	1,318,320
		1,611,732
Consumer Goods — 2.2%
Astra International	2,352,897	1,458,081
Charoen Pokphand Indonesia	616,500	192,482
Gudang Garam	87,514	399,314
Indofood CBP Sukses Makmur TBK	228,300	261,326
Indofood Sukses Makmur	456,700	272,199
Unilever Indonesia	106,669	301,671
		2,885,073
Consumer Services — 0.3%
Kalbe Farma	2,452,800	361,119
Financials — 3.3%
Bank Central Asia	1,501,668	1,585,539
Bank Mandiri	1,959,218	1,701,314

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	1,056,400	$973,631
		4,260,484
Industrials — 0.2%
United Tractors	136,800	193,307
Telecommunications — 1.2%
Telekomunikasi Indonesia Persero	7,210,305	1,610,828
Utilities — 0.9%
Perusahaan Gas Negara	3,045,639	1,214,168
TOTAL INDONESIA		12,136,711
KAZAKHSTAN—0.2%
Oil & Gas — 0.2%
KazMunaiGas Exploration Production JSC GDR	17,975	205,814
KENYA—0.2%
Telecommunications — 0.2%
Safaricom	2,064,500	318,742
KUWAIT—1.1%
Financials — 1.1%
Kuwait Finance House	370,814	966,740
National Bank of Kuwait SAK	164,780	502,123
TOTAL KUWAIT		1,468,863
LUXEMBOURG—0.1%
Consumer Goods — 0.1%
Adecoagro *	23,432	181,832
MALAYSIA—10.8%
Basic Materials — 0.1%
Petronas Chemicals Group	130,590	183,575
Consumer Goods — 0.5%
British American Tobacco Malaysia	10,255	186,557
IOI	170,500	221,349
Kuala Lumpur Kepong	29,100	181,755
		589,661
Consumer Services — 0.6%
Genting	91,200	221,967
Genting Malaysia	216,600	242,391
IHH Healthcare	220,952	316,690
		781,048
Energy — 0.6%
Sapurakencana Petroleum	1,104,867	813,119
Financials — 2.2%
CIMB Group Holdings	325,770	493,863

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Malayan Banking	456,026	$1,096,071
Public Bank	252,100	1,260,500
		2,850,434
Industrials — 1.2%
MISC	136,800	292,227
Sime Darby	492,599	1,276,304
		1,568,531
Oil & Gas — 0.3%
Petronas Dagangan	22,800	110,858
Petronas Gas	30,149	184,484
		295,342
Telecommunications — 3.6%
Axiata Group	665,767	1,321,257
DiGi.Com	947,702	1,674,413
Maxis	662,596	1,296,701
Telekom Malaysia	187,185	360,646
		4,653,017
Utilities — 1.7%
Tenaga Nasional	497,373	1,987,847
YTL	432,600	209,861
		2,197,708
TOTAL MALAYSIA		13,932,435
MEXICO—10.1%
Basic Materials — 2.6%
Fresnillo	84,461	1,140,405
Grupo Mexico, Cl B	442,368	1,167,594
Industrias Penoles	10,224	204,022
Mexichem	324,017	902,608
		3,414,629
Consumer Goods — 1.6%
Arca Continental *	47,138	279,875
Coca-Cola Femsa	22,800	185,775
Fomento Economico Mexicano *	77,209	647,095
Grupo Bimbo, Ser A *	91,200	232,309
Grupo Lala, Cl B *	286,681	561,951
Kimberly-Clark de Mexico, Cl A	95,183	185,242
		2,092,247
Consumer Services — 1.1%
Grupo Elektra *	8,778	325,665
Wal-Mart de Mexico	554,280	1,070,209
		1,395,874
Financials — 1.1%
Grupo Financiero Banorte, Cl O	117,984	601,464

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Inbursa, Cl O	296,400	$767,081
		1,368,545
Industrials — 1.8%
Alfa, Cl A *	527,070	963,109
Cemex *	567,429	504,407
OHL Mexico *	97,590	185,429
Promotora y Operadora de Infraestructura *	54,013	607,119
		2,260,064
Telecommunications — 1.6%
America Movil	1,324,767	1,420,941
Grupo Televisa *	106,121	692,731
		2,113,672
Utilities — 0.3%
Infraestructura Energetica Nova	75,340	358,108
TOTAL MEXICO		13,003,139
NIGERIA—0.2%
Consumer Goods — 0.1%
Nigerian Breweries	203,800	153,385
Financials — 0.1%
Guaranty Trust Bank	1,440,500	152,905
TOTAL NIGERIA		306,290
OMAN—0.6%
Financials — 0.2%
BankMuscat SAOG	148,200	232,471
Telecommunications — 0.4%
Oman Telecommunications SAOG	124,610	566,335
TOTAL OMAN		798,806
PAKISTAN—0.7%
Oil & Gas — 0.5%
Oil & Gas Development	97,000	202,425
Pakistan Petroleum	273,600	461,450
		663,875
Telecommunications — 0.2%
Pakistan Telecommunication	732,193	187,829
TOTAL PAKISTAN		851,704
PANAMA—1.3%
Consumer Services — 1.3%
Copa Holdings, Cl A	15,832	1,702,098
PAPUA NEW GUINEA— 1.1%
Oil & Gas — 1.1%
Oil Search	238,927	1,445,720

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
PERU—0.6%
Financials — 0.6%
Credicorp Ltd.	5,280	$760,954
PHILIPPINES—4.5%
Consumer Goods — 0.5%
JG Summit Holdings	194,549	289,002
Universal Robina	97,517	457,805
		746,807
Consumer Services — 1.1%
SM Investments	68,384	1,440,790
Financials — 0.6%
Ayala	20,520	338,099
SM Prime Holdings	803,297	338,859
		676,958
Industrials — 0.6%
Alliance Global Group	467,400	265,538
DMCI Holdings	644,930	225,249
International Container Terminal Services	91,200	235,792
		726,579
Real Estate — 0.2%
Ayala Land	410,700	336,250
Technology — 1.1%
Philippine Long Distance Telephone	21,234	1,430,272
Utilities — 0.4%
Aboitiz Power	268,758	271,239
Manila Electric	41,040	255,401
		526,640
TOTAL PHILIPPINES		5,884,296
POLAND—4.6%
Basic Materials — 0.8%
KGHM Polska Miedz	34,906	991,038
Consumer Goods — 0.1%
LPP *	80	161,904
Financials — 1.6%
Bank Pekao	12,124	584,701
Bank Zachodni	2,418	224,818
Powszechna Kasa Oszczednosci Bank Polski	58,391	540,383
Powszechny Zaklad Ubezpieczen	5,455	741,745
		2,091,647
Oil & Gas — 1.2%
Polski Koncern Naftowy Orlen S.A.	93,186	1,377,473

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Polskie Gornictwo Naftowe i Gazownictwo	155,800	$183,907
		1,561,380
Utilities — 0.9%
PGE	226,950	1,189,613
TOTAL POLAND		5,995,582
QATAR—1.8%
Financials — 0.7%
Qatar National Bank (A)	17,170	933,460
Industrials — 1.1%
Industries Qatar QSC	32,806	1,343,947
TOTAL QATAR		2,277,407
RUSSIA—0.7%
Basic Materials — 0.7%
Polyus Gold International	321,821	934,065
SOUTH AFRICA— 10.8%
Basic Materials — 1.7%
Anglo American Platinum *	16,530	507,369
AngloGold Ashanti	46,330	544,878
Aquarius Platinum *	358,903	78,161
Impala Platinum Holdings	58,120	378,522
Kumba Iron Ore	18,816	363,508
Mondi	16,671	300,267
		2,172,705
Consumer Goods — 0.6%
Tiger Brands	24,143	818,218
Consumer Services — 5.0%
Aspen Pharmacare Holdings	27,161	1,024,253
Mediclinic International	91,856	914,374
Naspers, Cl N	14,064	2,053,010
Shoprite Holdings	41,254	655,822
Steinhoff International Holdings	190,611	979,194
Woolworths Holdings	100,418	750,264
		6,376,917
Financials — 1.3%
FirstRand	210,980	944,703
Standard Bank Group	59,765	794,503
		1,739,206
Industrials — 0.6%
Bidvest Group	27,860	773,857
Oil & Gas — 0.1%
Exxaro Resources	18,240	162,609

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Technology — 0.4%
Sasol	14,733	$533,547
Telecommunications — 1.1%
MTN Group	36,163	628,274
Vodacom Group	66,110	763,809
		1,392,083
TOTAL SOUTH AFRICA		13,969,142
SOUTH KOREA— 0.2%
Consumer Services — 0.2%
Kolao Holdings *	17,679	274,820
THAILAND—9.5%
Basic Materials — 0.4%
PTT Global Chemical	309,031	533,463
Consumer Goods — 1.3%
Charoen Pokphand Foods	949,957	732,857
Thai Beverage	1,701,307	905,285
		1,638,142
Consumer Services — 1.3%
Bangkok Dusit Medical Services, Cl F	1,639,200	931,534
CP ALL	604,922	767,011
		1,698,545
Financials — 0.6%
Siam Commercial Bank	149,760	821,324
Industrials — 2.1%
Airports of Thailand	112,494	1,113,598
Siam Cement	80,540	1,220,527
Siam Cement NVDR	22,360	338,850
		2,672,975
Oil & Gas — 1.8%
PTT	139,391	1,473,550
PTT Exploration & Production	261,860	872,066
		2,345,616
Telecommunications — 2.0%
Advanced Info Service	173,654	1,299,885
Intouch Holdings	900	2,221
Intouch Holdings, Cl F	16,500	40,708
Intouch Holdings NVDR	265,830	655,844
Total Access Communication	12,300	35,325
Total Access Communication NVDR	195,721	562,107
		2,596,090
TOTAL THAILAND		12,306,155

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TURKEY—9.2%
Basic Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	1,122,773	$2,025,378
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii *	17,100	150,729
Coca-Cola Icecek	10,260	207,795
Ford Otomotiv Sanayi	14,820	206,884
		565,408
Consumer Services — 2.0%
BIM Birlesik Magazalar	65,479	1,328,828
Turk Hava Yollari *	325,875	1,253,186
		2,582,014
Financials — 1.7%
Akbank	174,800	642,112
Turkiye Garanti Bankasi	175,725	745,651
Turkiye Is Bankasi, Cl C	262,444	767,163
		2,154,926
Industrials — 1.3%
Enka Insaat ve Sanayi	111,254	226,235
KOC Holding	279,236	1,459,631
		1,685,866
Oil & Gas — 1.1%
Tupras Turkiye Petrol Rafinerileri	63,723	1,388,548
Telecommunications — 1.1%
Turk Telekomunikasyon	86,336	259,806
Turkcell Iletisim Hizmetleri *	213,640	1,234,989
		1,494,795
TOTAL TURKEY		11,896,935
UKRAINE—0.3%
Consumer Goods — 0.3%
Kernel Holding *	47,731	401,982
UNITED ARAB EMIRATES— 3.2%
Financials — 1.2%
First Gulf Bank PJSC	218,713	1,012,271
National Bank of Abu Dhabi PJSC	159,140	556,744
		1,569,015
Industrials — 0.7%
DP World	41,977	824,848
Real Estate — 1.3%
Emaar Properties PJSC	938,471	1,711,862
TOTAL UNITED ARAB EMIRATES		4,105,725

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Shares/Face Amount/ Number of Rights	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.6%
Basic Materials — 0.5%
KAZ Minerals	202,035	$609,303
Financials — 0.4%
Bank of Georgia Holdings	16,074	490,317
Oil & Gas — 0.3%
Afren *	433,500	34,507
Premier Oil	178,973	388,686
		423,193
Telecommunications — 0.4%
Cable & Wireless Communications	742,262	557,405
TOTAL UNITED KINGDOM		2,080,218
UNITED STATES— 0.4%
Oil & Gas — 0.4%
Vaalco Energy *	86,184	477,459
VIETNAM—0.2%
Utilities — 0.2%
PetroVietnam Gas JSC	72,070	260,358
TOTAL COMMON STOCK
(Cost $145,423,868)		128,861,095

PREFERRED STOCK — 0.3%
COLOMBIA—0.3%
Consumer Services — 0.2%
Avianca Holdings	110,101	167,005
Financials — 0.1%
Banco Davivienda	14,100	148,293
TOTAL PREFERRED STOCK
(Cost $454,492)		315,298

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17
(Cost $–)	$2,702	702

RIGHTS — 0.0%
Australia — 0.0%
Donaco International, Expires 02/23/2015(A) (B)
(Cost $–)	124,619	—

Schedule of Investments (Unaudited)	January 31, 2015

Global X Next Emerging & Frontier ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 02/02/15	56,788	$56,788
0.100%, 02/02/15, CAD	25	19
TOTAL TIME DEPOSITS
(Cost $56,807)		56,807
TOTAL INVESTMENTS — 100.0%
(Cost $145,935,167)††		$129,233,902

Percentages are based on Net Assets of $129,196,331.

* ^ (1)	Non-income producing security. Security traded on the Toronto Stock Exchange. In U.S. Dollars unless otherwise specified.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $1,044,530 and represents 0.8% of net assets.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $0 and represented 0% of Net Assets.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $145,935,167, and the unrealized appreciation and depreciation were $7,355,692 and $(24,056,957), respectively.

ADR — American Depositary Receipt CAD — Canadian Dollar Cl — Class
GDR — Global Depository Receipt
Ltd. — Limited NVDR — Non-voting Depositary Receipt Ser — Series Amounts designated as “–“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$127,816,565	$1,044,530	$—	$128,861,095
Preferred Stock	315,298	—	—	315,298
Convertible Bond	—	702	—	702
Rights	—	—	—	—
Time Deposits	—	56,807	—	56,807
Total Investments in Securities	$128,131,863	$1,102,039	$—	$129,233,902

For the period ended January 31, 2015, the transfer out of Level 3 was due to the lifting of a trading halt in the shares of the affected company. Transfers between levels are recognized at period end.

As of January 31, 2015, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Portugal 20 ETF

	Shares	Value
COMMON STOCK — 99.4%
PORTUGAL—99.4%
Basic Materials — 16.2%
Altri	364,328	$1,262,158
Cimpor Cimentos de Portugal	86,599	99,091
Portucel	307,603	1,246,838
Semapa-Sociedade de Investimento e Gestao	106,703	1,253,460
Sonae Industria *	7,812,121	57,301
		3,918,848
Consumer Goods — 10.0%
Jeronimo Martins	110,537	1,192,223
Sonae	928,313	1,219,356
		2,411,579
Consumer Services — 5.2%
ZON OPTIMUS	199,305	1,268,020
Energy — 16.1%
Galp Energia	369,681	3,906,353
Financials — 16.0%
Banco BPI, Cl G * (A)	789,848	743,349
Banco Comercial Portugues, Cl R * (A)	36,731,366	2,611,323
Banco Espirito Santo * (B) (C)	2,140,714	—
BANIF - Banco Internacional do Funchal * (A)	77,793,516	526,717
		3,881,389
Industrials — 2.4%
Mota-Engil	165,432	510,949
Sonae Capital *	200,369	65,345
		576,294
Technology — 0.4%
Novabase SGPS	34,800	88,358
Telecommunication Services — 3.4%
Portugal Telecom (A)	902,335	642,510
Sonaecom *	73,245	160,761
		803,271
Utilities — 29.7%
EDP Renovaveis	187,545	1,254,998
Energias de Portugal	1,311,418	4,997,527
REN - Redes Energeticas Nacionais	331,841	943,656
		7,196,181
TOTAL COMMON STOCK
(Cost $35,768,390)		24,050,293

Schedule of Investments (Unaudited)	January 31, 2015

Global X FTSE Portugal 20 ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 5.4%
Deutsche Bank
0.040%, dated 01/30/15, to be repurchased on 02/02/15 repurchase price $1,317,964 (collateralized by U.S. Treasury Notes, par value $1,342,035, 0.625%, 05/31/17 with a total market value of $1,338,089) (D)
(Cost $1,317,960)	$1,317,960	$1,317,960
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 02/02/15
(Cost $4,217)	4,217	4,217
TOTAL INVESTMENTS — 104.8%
(Cost $37,090,567)††		$25,372,470

Percentages are based on Net Assets of $24,214,640.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $1,115,332.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2015 was $0 and represented 0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2015, was $0 and represents 0% of net assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2015 was $1,317,960.
††	At January 31, 2015, the tax basis cost of the Fund's investments was $37,090,567, and the unrealized appreciation and depreciation were $178,054 and $(11,896,151) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,050,293	$—	$—	$24,050,293
Repurchase Agreement	—	1,317,960	—	1,317,960
Time Deposit	—	4,217	—	4,217
Total Investments in Securities	$24,050,293	$1,322,177	$—	$25,372,470

For the period ended January 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or financial statements.

GLX-QH-002-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2015

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
Chief Financial Officer

Date: March 31, 2015

*	Print the name and title of each signing officer under his or her signature.